United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/19

Date of Reporting Period: Six months ended 01/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT All Cap Core Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2018 through January 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At January 31, 2019, the Fund's index composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	20.6%
Financials	14.7%
Health Care	13.9%
Consumer Discretionary	11.2%
Industrials	11.0%
Communication Services	9.2%
Energy	6.0%
Consumer Staples	5.3%
Materials	3.9%
Utilities	2.4%
Securities Lending Collateral[2]	0.2%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities—Net[4]	0.0%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—9.2%
4,370	[1]	AMC Networks, Inc.	$275,048
24,694		AT&T, Inc.	742,302
3,441	[1]	Alphabet, Inc.	3,874,187
273		Cable One, Inc.	241,425
381	[1]	Charter Communications, Inc.	126,130
25,418	[1]	DISH Network Corp., Class A	779,570
12,662	[1]	Electronic Arts, Inc.	1,167,943
20,698	[1]	Facebook, Inc.	3,450,149
116,827	[1]	Live Nation Entertainment, Inc.	6,251,413
43,653	[1]	MSG Networks, Inc.	977,827
28,975	[1]	T-Mobile USA, Inc.	2,017,239
28,045		Verizon Communications, Inc.	1,544,158
35,011		Viacom, Inc., Class B	1,030,024
10,489		World Wrestling Entertainment, Inc.	863,664
		TOTAL	23,341,079
		Consumer Discretionary—11.2%
8,000		Abercrombie & Fitch Co., Class A	173,360
1,497		Advance Auto Parts, Inc.	238,322
315	[1]	Amazon.com, Inc.	541,400
4,970	[1]	American Outdoor Brands Corp.	59,988
2,730	[1]	AutoZone, Inc.	2,313,238
16,403	[2]	Bed Bath & Beyond, Inc.	247,521
2,900		Big Lots, Inc.	91,466
13,648	[1]	Burlington Stores, Inc.	2,343,498
37,548		D. R. Horton, Inc.	1,443,721
5,980		Dillards, Inc., Class A	399,404
2,190		Dunkin' Brands Group, Inc.	149,774
4,392		eBay, Inc.	147,791
22,148		Expedia Group, Inc.	2,641,149
35,900		Ford Motor Co.	315,920
9,671	[1,2]	Fossil, Inc.	164,020
5,982	[2]	GameStop Corp.	67,836
15,062		Goodyear Tire & Rubber Co.	319,164
15,827		Harley-Davidson, Inc.	583,383
3,481	[1]	Helen of Troy Ltd.	403,935
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
20,467		Home Depot, Inc.	$3,756,308
4,881		Kohl's Corp.	335,276
3,400		Libbey, Inc.	17,068
4,357		Lowe's Cos., Inc.	418,969
11,457	[1]	Lululemon Athletica, Inc.	1,693,459
8,478		Macy's, Inc.	222,971
11,049	[1]	Mohawk Industries, Inc.	1,423,001
4,722	[1]	O'Reilly Automotive, Inc.	1,627,485
13,397		Ralph Lauren Corp.	1,555,928
6,512	[1]	Skechers USA, Inc., Class A	176,931
4,151		Tailored Brands, Inc.	52,427
4,416		Target Corp.	322,368
8,419		Toll Brothers, Inc.	310,998
7,554		Tupperware Brands Corp.	205,998
1,675		V.F. Corp.	140,985
31,450		Wyndham Destinations, Inc.	1,325,303
22,842		Yum! Brands, Inc.	2,146,691
		TOTAL	28,377,056
		Consumer Staples—5.3%
46,113		Archer-Daniels-Midland Co.	2,070,473
7,730		Costco Wholesale Corp.	1,659,090
14,218		Dean Foods Co.	59,289
19,747		Estee Lauder Cos., Inc., Class A	2,693,886
7,300		Fresh Del Monte Produce, Inc.	233,454
1,281	[1]	Herbalife Ltd.	76,476
1,648		Hershey Foods Corp.	174,853
3,046		Ingredion, Inc.	301,554
39,437		PepsiCo, Inc.	4,443,367
9,509	[1]	Post Holdings, Inc.	882,625
1,236		Procter & Gamble Co.	119,237
10,762		Sysco Corp.	687,154
		TOTAL	13,401,458
		Energy—6.0%
71,915		Chevron Corp.	8,245,055
15,053		EOG Resources, Inc.	1,493,258
39,101		Exxon Mobil Corp.	2,865,321
16,659		HollyFrontier Corp.	938,568
1,833		Marathon Petroleum Corp.	121,455
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
27,738	[1]	Noble Corp. PLC	$91,535
9,094		Occidental Petroleum Corp.	607,297
8,909		Phillips 66	850,008
		TOTAL	15,212,497
		Financials—14.7%
72,898		Allstate Corp.	6,405,547
14,974	[1]	Athene Holding Ltd.	642,385
19,891		Bank of America Corp.	566,297
601	[1]	Berkshire Hathaway, Inc.	123,530
10,007		Capital One Financial Corp.	806,464
11,493		Citizens Financial Group, Inc.	389,843
9,671		Comerica, Inc.	761,494
4,461		Everest Re Group Ltd.	977,182
29,600		Fifth Third Bancorp	793,872
8,201	[1]	Green Dot Corp.	607,038
17,200		Huntington Bancshares, Inc.	227,728
2,117		Intercontinental Exchange, Inc.	162,501
35,447		JPMorgan Chase & Co.	3,668,764
30,200		KeyCorp	497,394
9,223		LPL Investment Holdings, Inc.	649,022
18,015		M & T Bank Corp.	2,964,188
25,900		Navient Corp.	295,260
24,418		Northern Trust Corp.	2,160,016
13,205		PNC Financial Services Group	1,619,857
11,854		Popular, Inc.	647,347
31,078		Progressive Corp., OH	2,091,239
26,351		Prudential Financial, Inc.	2,427,981
17,983		SunTrust Banks, Inc.	1,068,550
51,785		The Travelers Cos., Inc.	6,501,089
		TOTAL	37,054,588
		Health Care—13.9%
1,350	[1]	Alexion Pharmaceuticals, Inc.	165,996
7,398		Allergan PLC	1,065,164
4,796	[1]	Amedisys, Inc.	629,043
1,445		Baxter International, Inc.	104,748
10,836		Bristol-Myers Squibb Co.	534,973
464		Chemed Corp.	138,244
27,966	[1]	Community Health Systems, Inc.	110,186
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,304		Dentsply Sirona, Inc.	$96,653
35,839		Eli Lilly & Co.	4,295,663
47,238		HCA Healthcare, Inc.	6,586,394
3,252	[1]	HealthEquity, Inc.	202,730
7,823		Humana, Inc.	2,417,229
5,061	[1]	Intuitive Surgical, Inc.	2,650,142
5,058	[1]	Ionis Pharmaceuticals, Inc.	293,364
4,765	[1]	Molina Healthcare, Inc.	633,650
2,933	[1]	Neurocrine Biosciences, Inc.	258,749
1,633	[1]	Orthofix Medical, Inc.	88,362
5,424	[1]	Regeneron Pharmaceuticals, Inc.	2,328,360
40,498		Stryker Corp.	7,191,230
552		UnitedHealth Group, Inc.	149,150
26,561	[1]	Veeva Systems, Inc.	2,896,743
12,468	[1]	Vertex Pharmaceuticals, Inc.	2,380,266
		TOTAL	35,217,039
		Industrials—11.0%
9,100		AGCO Corp.	584,220
857		Allegion PLC	73,582
15,587		Allison Transmission Holdings, Inc.	758,619
7,800	[1]	Avis Budget Group, Inc.	207,792
6,610		Boeing Co.	2,548,948
2,821		C.H. Robinson Worldwide, Inc.	244,778
64,225		CSX Corp.	4,219,583
14,077		Caterpillar, Inc.	1,874,493
15,252	[1]	Colfax Corp.	377,487
5,086		Deluxe Corp.	238,890
13,969		Fortune Brands Home & Security, Inc.	632,796
1,696		GATX Corp.	128,353
1,344		Grainger (W.W.), Inc.	397,004
21,800	[1]	Jet Blue Airways Corp.	392,182
6,829		Kennametal, Inc.	256,634
20,068		Lennox International, Inc.	4,601,191
13,009		Lockheed Martin Corp.	3,768,577
55,369		Paccar, Inc.	3,627,777
14,800		Pitney Bowes, Inc.	106,708
14,360	[1]	SPX Corp.	427,210
3,016		SkyWest, Inc.	153,665
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
23,141	[1]	United Continental Holdings, Inc.	$2,019,515
3,060	[1]	WESCO International, Inc.	160,344
1,379	[1]	XPO Logistics, Inc.	83,816
		TOTAL	27,884,164
		Information Technology—20.6%
13,940	[1]	Adobe, Inc.	3,454,611
25,774		Apple, Inc.	4,289,825
8,709	[1]	Autodesk, Inc.	1,281,965
32,057		Automatic Data Processing, Inc.	4,482,851
2,396		CDW Corp.	199,515
7,315		Citrix Systems, Inc.	750,080
4,797	[1]	Coherent, Inc.	567,005
9,670		DXC Technology Co.	620,040
8,948	[1]	First Solar, Inc.	452,679
37,074	[1]	Fortinet, Inc.	2,838,756
51,297		Global Payments, Inc.	5,759,627
44,378		Hewlett-Packard Co.	977,647
6,789	[1]	HubSpot, Inc.	1,074,767
54,047		Intel Corp.	2,546,695
29,732		Mastercard, Inc.	6,277,317
13,465		Microsoft Corp.	1,406,150
952		Motorola, Inc.	111,298
3,140		NVIDIA Corp.	451,375
17,807		NetApp, Inc.	1,135,552
4,200	[1]	Sanmina Corp.	131,124
4,834	[1]	ServiceNow, Inc.	1,063,577
19,894	[1]	Synopsys, Inc.	1,857,105
2,241	[1]	Tableau Software, Inc.	286,489
24,844		Total System Services, Inc.	2,226,271
2,877	[1]	VMware, Inc., Class A	434,628
27,428		Vishay Intertechnology, Inc.	534,846
1,766	[1]	WEX, Inc.	284,909
9,655		Western Digital Corp.	434,379
18,900		Western Union Co.	344,925
51,283		Xilinx, Inc.	5,740,619
		TOTAL	52,016,627
		Materials—3.9%
10,688		Avery Dennison Corp.	1,116,362
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
5,040		CF Industries Holdings, Inc.	$219,996
5,906		Celanese Corp.	565,559
29,853		Domtar, Corp.	1,400,106
37,454		Mosaic Co./The	1,209,015
2,471		Reliance Steel & Aluminum Co.	202,325
4,890		Sherwin-Williams Co.	2,061,233
42,016		Westlake Chemical Corp.	3,104,982
		TOTAL	9,879,578
		Utilities—2.4%
24,600		AES Corp.	403,194
16,366		Consolidated Edison Co.	1,270,820
20,505		Entergy Corp.	1,828,841
24,001		Exelon Corp.	1,146,288
2,022		NRG Energy, Inc.	82,720
18,501		NiSource, Inc.	504,707
40,564	[1]	P G & E Corp.	527,332
2,481		Pinnacle West Capital Corp.	218,626
		TOTAL	5,982,528
		TOTAL COMMON STOCKS (IDENTIFIED COST $242,745,315)	248,366,614
		INVESTMENT COMPANIES—1.8%
401,732		Federated Government Obligations Fund, Premier Shares, 2.30%[3]	401,732
4,115,781		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[3]	4,116,604
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,518,009)	4,518,336
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $247,263,324)[4]	252,884,950
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	121,444
		TOTAL NET ASSETS—100%	$253,006,394
Semi-Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2018	740,143	4,824,255	5,564,398
Purchases/Additions	15,391,931	44,767,220	60,159,151
Sales/Reductions	(15,730,342)	(45,475,694)	(61,206,036)
Balance of Shares Held 1/31/2019	401,732	4,115,781	4,517,513
Value	$401,732	$4,116,604	$4,518,336
Change in Unrealized Appreciation/Depreciation	N/A	$246	$246
Net Realized Gain/(Loss)	N/A	$(605)	$(605)
Dividend Income	$8,654	$79,121	$87,775
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$30.01	$24.95	$21.77	$22.10	$20.47	$17.26
Income From Investment Operations:
Net investment income (loss)	0.08[1]	0.09[1]	0.26	0.19[1]	0.11[1]	0.08[1]
Net realized and unrealized gain (loss)	(1.03)	5.08	3.11	(0.33)	1.55	3.23
TOTAL FROM INVESTMENT OPERATIONS	(0.95)	5.17	3.37	(0.14)	1.66	3.31
Less Distributions:
Distributions from net investment income	(0.07)	(0.11)	(0.19)	(0.19)	(0.03)	(0.10)
Distributions from net realized gain	(2.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(2.08)	(0.11)	(0.19)	(0.19)	(0.03)	(0.10)
Net Asset Value, End of Period	$26.98	$30.01	$24.95	$21.77	$22.10	$20.47
Total Return[2]	(2.73)%	20.78%	15.56%	(0.61)%	8.10%	19.21%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.36%	1.38%	1.35%	1.35%	1.35%
Net investment income	0.57%[3]	0.31%	0.69%	0.94%	0.51%	0.41%
Expense waiver/reimbursement[4]	0.19%[3]	0.00%[5]	0.00%[5]	0.03%	0.00%[5]	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,985	$40,539	$33,799	$33,753	$40,433	$44,678
Portfolio turnover	67%	82%	77%	62%	76%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$28.37	$23.66	$20.66	$21.00	$19.57	$16.55
Income From Investment Operations:
Net investment income (loss)	(0.03)[1]	(0.11)[1]	(0.19)	0.03[1]	(0.05)[1]	(0.07)[1]
Net realized and unrealized gain (loss)	(0.98)	4.82	3.23	(0.33)	1.48	3.09
TOTAL FROM INVESTMENT OPERATIONS	(1.01)	4.71	3.04	(0.30)	1.43	3.02
Less Distributions:
Distributions from net investment income	—	—	(0.04)	(0.04)	—	—
Distributions from net realized gain	(2.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(2.01)	—	(0.04)	(0.04)	—	—
Net Asset Value, End of Period	$25.35	$28.37	$23.66	$20.66	$21.00	$19.57
Total Return[2]	(3.13)%	19.91%	14.72%	(1.43)%	7.31%	18.25%
Ratios to Average Net Assets:
Net expenses	1.91%[3]	2.09%	2.13%	2.14%	2.11%	2.15%
Net investment income (loss)	(0.22)%[3]	(0.41)%	(0.06)%	0.15%	(0.26)%	(0.38)%
Expense waiver/reimbursement[4]	0.21%[3]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,363	$39,625	$36,440	$36,846	$41,509	$35,052
Portfolio turnover	67%	82%	77%	62%	76%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$30.37	$25.24	$22.02	$22.37	$20.71	$17.45
Income From Investment Operations:
Net investment income (loss)	0.13[1]	0.16[1]	0.39	0.25[1]	0.18[1]	0.13[1]
Net realized and unrealized gain (loss)	(1.07)	5.16	3.09	(0.34)	1.57	3.27
TOTAL FROM INVESTMENT OPERATIONS	(0.94)	5.32	3.48	(0.09)	1.75	3.40
Less Distributions:
Distributions from net investment income	(0.13)	(0.19)	(0.26)	(0.26)	(0.09)	(0.14)
Distributions from net realized gain	(2.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(2.14)	(0.19)	(0.26)	(0.26)	(0.09)	(0.14)
Net Asset Value, End of Period	$27.29	$30.37	$25.24	$22.02	$22.37	$20.71
Total Return[2]	(2.62)%	21.15%	15.90%	(0.34)%	8.45%	19.54%
Ratios to Average Net Assets:
Net expenses	0.82%[3]	1.07%	1.08%	1.07%	1.05%	1.10%
Net investment income	0.91%[3]	0.57%	1.01%	1.22%	0.80%	0.65%
Expense waiver/reimbursement[4]	0.22%[3]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$162,298	$95,290	$52,169	$65,435	$76,242	$62,770
Portfolio turnover	67%	82%	77%	62%	76%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R6 Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.89	$24.85	$21.46	$21.80	$20.25	$17.09
Income From Investment Operations:
Net investment income (loss)	0.11[2]	0.18[2]	0.21	0.10[2]	0.02[2]	(0.01)[2]
Net realized and unrealized gain (loss)	(1.04)	5.06	3.18	(0.33)	1.53	3.20
TOTAL FROM INVESTMENT OPERATIONS	(0.93)	5.24	3.39	(0.23)	1.55	3.19
Less Distributions:
Distributions from net investment income	(0.15)	(0.20)	—	(0.11)	—	(0.03)
Distributions from net realized gain	(2.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(2.16)	(0.20)	—	(0.11)	—	(0.03)
Net Asset Value, End of Period	$26.80	$29.89	$24.85	$21.46	$21.80	$20.25
Total Return[3]	(2.63)%	21.17%	15.80%	(1.05)%	7.65%	18.68%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	1.02%	1.07%	1.80%	1.76%	1.81%
Net investment income (loss)	0.72%[4]	0.65%	0.95%	0.49%	0.09%	(0.05)%
Expense waiver/reimbursement[5]	0.13%[4]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,359	$20,425	$17,363	$5,717	$6,300	$5,467
Portfolio turnover	67%	82%	77%	62%	76%	31%
1	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $398,230 of securities loaned and $4,518,336 of investment in an affiliated holding (identified cost $247,263,324)		$252,884,950
Income receivable		86,602
Income receivable from affiliated holding		21,315
Receivable for investments sold		979,025
Receivable for shares sold		4,952,119
TOTAL ASSETS		258,924,011
Liabilities:
Payable for investments purchased	$3,739,187
Payable for shares redeemed	1,737,661
Payable for collateral due to broker for securities lending	401,732
Payable for investment adviser fee (Note 5)	3,345
Payable for administrative fees (Note 5)	550
Payable for Directors'/Trustees' fees (Note 5)	480
Payable for distribution services fee (Note 5)	16,444
Payable for other service fees (Notes 2 and 5)	16,609
Accrued expenses (Note 5)	1,609
TOTAL LIABILITIES		5,917,617
Net assets for 9,375,576 shares outstanding		$253,006,394
Net Assets Consist of:
Paid-in capital		$258,944,510
Total distributable earnings (loss)		(5,938,116)
TOTAL NET ASSETS		$253,006,394
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14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($54,985,205 ÷ 2,038,328 shares outstanding), no par value, unlimited shares authorized	$26.98
Offering price per share (100/94.50 of $26.98)	$28.55
Redemption proceeds per share	$26.98
Class C Shares:
Net asset value per share ($27,363,474 ÷ 1,079,262 shares outstanding), no par value, unlimited shares authorized	$25.35
Offering price per share	$25.35
Redemption proceeds per share (99.00/100 of $25.35)	$25.10
Institutional Shares:
Net asset value per share ($162,298,359 ÷ 5,946,087 shares outstanding), no par value, unlimited shares authorized	$27.29
Offering price per share	$27.29
Redemption proceeds per share	$27.29
Class R6 Shares:
Net asset value per share ($8,359,356 ÷ 311,899 shares outstanding), no par value, unlimited shares authorized	$26.80
Offering price per share	$26.80
Redemption proceeds per share	$26.80
See Notes which are an integral part of the Financial Statements
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15

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Dividends (including $79,121 received from an affiliated holding* and net of foreign taxes withheld of $455)			$1,973,973
Net income on securities loaned (includes $8,654 received from an affiliated holding related to cash collateral balances*)			2,515
TOTAL INCOME			1,976,488
Expenses:
Investment adviser fee (Note 5)		$869,204
Administrative fee (Note 5)		93,005
Custodian fees		16,728
Transfer agent fee (Note 2)		94,127
Directors'/Trustees' fees (Note 5)		1,547
Auditing fees		13,628
Legal fees		6,152
Portfolio accounting fees		49,546
Distribution services fee (Note 5)		99,881
Other service fees (Notes 2 and 5)		100,235
Share registration costs		43,963
Printing and postage		16,204
Miscellaneous (Note 5)		14,274
TOTAL EXPENSES		1,418,494
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(210,379)
Reimbursement of other operating expenses (Notes 2 and 5)	(29,213)
TOTAL WAIVER AND REIMBURSEMENTS		(239,592)
Net expenses			1,178,902
Net investment income			797,586
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(605) on sales of investments in an affiliated holding*)			6,078,583
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $246 on investments in an affiliated holding*)			(13,989,958)
Net realized and unrealized gain (loss) on investments			(7,911,375)
Change in net assets resulting from operations			$(7,113,789)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$797,586	$420,985
Net realized gain	6,078,583	17,219,025
Net change in unrealized appreciation/depreciation	(13,989,958)	10,538,220
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,113,789)	28,178,230
Distributions to Shareholders (Note 2):
Class A Shares	(3,882,027)	(150,867)
Class C Shares	(1,891,738)	—
Institutional Shares	(12,178,411)	(353,878)
Class R6 Shares	(604,361)	(139,150)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,556,537)	(643,895)
Share Transactions:
Proceeds from sale of shares	153,284,431	67,281,847
Net asset value of shares issued to shareholders in payment of distributions declared	17,409,881	596,689
Cost of shares redeemed	(87,896,549)	(39,304,708)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	82,797,763	28,573,828
Change in net assets	57,127,437	56,108,163
Net Assets:
Beginning of period	195,878,957	139,770,794
End of period	$253,006,394	$195,878,957
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and unrealized gains losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $239,592 is disclosed in this Note 2 and Note 5. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$25,121	$(2,720)
Class C Shares	19,980	(5,783)
Institutional Shares	47,227	(20,710)
Class R6 Shares	1,799	—
TOTAL	$94,127	$(29,213)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $161,935.
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20

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$66,941
Class C Shares	33,294
TOTAL	$100,235
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional
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collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$398,230	$401,732
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	745,819	$21,962,507	239,832	$6,766,765
Shares issued to shareholders in payment of distributions declared	143,909	3,662,745	5,033	139,021
Shares redeemed	(202,041)	(5,613,209)	(248,870)	(6,806,136)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	687,687	$20,012,043	(4,005)	$99,650
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	272,146	$6,946,440	261,516	$7,009,390
Shares issued to shareholders in payment of distributions declared	73,190	1,749,965	—	—
Shares redeemed	(662,549)	(18,580,765)	(405,082)	(10,646,392)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(317,213)	$(9,884,360)	(143,566)	$(3,637,002)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,980,483	$115,194,824	1,752,574	$51,491,570
Shares issued to shareholders in payment of distributions declared	442,206	11,395,972	11,422	318,781
Shares redeemed	(1,613,906)	(44,062,530)	(693,414)	(19,281,770)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,808,783	$82,528,266	1,070,582	$32,528,581

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	306,657	$9,180,660	72,607	$2,014,122
Shares issued to shareholders in payment of distributions declared	23,752	601,199	5,058	138,887
Shares redeemed	(701,763)	(19,640,045)	(93,249)	(2,570,410)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(371,354)	$(9,858,186)	(15,584)	$(417,401)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,807,903	$82,797,763	907,427	$28,573,828
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $247,263,324. The net unrealized appreciation of investments for federal tax purposes was $5,621,626. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,729,494 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,107,868.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended January 31, 2019, the
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Adviser voluntarily waived $208,396 of its fees and voluntarily reimbursed $29,213 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2019, the Adviser reimbursed $1,983.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$99,881
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $12,785 of fees paid by the Fund. For the six months ended January 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $2,038 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2019, FSC retained $6,529 in sales charges from the sale of Class A Shares. FSC also retained $2,103 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.79%, 0.74%, and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2019, were as follows:
Purchases	$220,947,621
Sales	$155,992,395
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$972.70	$5.62
Class C Shares	$1,000	$968.70	$9.48
Institutional Shares	$1,000	$973.80	$4.08[2]
Class R6 Shares	$1,000	$973.70	$4.23[3]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.75
Class C Shares	$1,000	$1,015.60	$9.70
Institutional Shares	$1,000	$1,021.10	$4.18[2]
Class R6 Shares	$1,000	$1,020.90	$4.33[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.91%
Institutional Shares	0.82%
Class R6 Shares	0.85%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.74% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.68 and $3.77, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's R6 Shares current Fee Limit of 0.73% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.63 and $3.72, respectively.
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Evaluation and Approval of Advisory Contract–May 2018
Federated MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology
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(including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of
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having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Balanced Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2018 through January 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	52.0%
Corporate Debt Securities	13.4%
International Equity Securities (including International Exchange-Traded Funds)	11.1%
Federated Mortgage Core Portfolio	9.4%
High Yield Bond Portfolio	2.3%
Collateralized Mortgage Obligations	2.1%
Federated Project and Trade Finance Core Fund	2.1%
Emerging Markets Core Fund	1.3%
U.S. Treasury Securities[2]	0.9%
Federated Bank Loan Core Fund	0.7%
Asset-Backed Securities	0.4%
Securities Lending Collateral[3]	0.1%
Derivative Contracts[4]	0.0%[5]
Cash Equivalents[6]	4.0%
Other Assets and Liabilities—Net[7]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.
2	Includes U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2019, the Fund's sector composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	20.2%
Financials	15.0%
Health Care	13.3%
Consumer Discretionary	10.8%
Industrials	10.6%
Communication Services	9.1%
Energy	5.8%
Consumer Staples	5.6%
Real Estate	4.4%
Materials	2.7%
Utilities	2.5%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2019 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—52.9%
		Communication Services—4.8%
8,238		AT&T, Inc.	$247,634
1,537	[1]	Alphabet, Inc.	1,730,493
8,854	[1]	DISH Network Corp., Class A	271,552
9,745	[1]	Facebook, Inc.	1,624,394
31,453	[1]	Live Nation Entertainment, Inc.	1,683,050
28,128	[1]	MSG Networks, Inc.	630,067
3,876	[1]	T-Mobile USA, Inc.	269,847
6,657		Verizon Communications, Inc.	366,535
9,289		Viacom, Inc., Class B	273,283
1,948		World Wrestling Entertainment, Inc.	160,398
		TOTAL	7,257,253
		Consumer Discretionary—5.7%
5,200		Abercrombie & Fitch Co., Class A	112,684
597		Advance Auto Parts, Inc.	95,042
129	[1]	Amazon.com, Inc.	221,716
788	[1]	AutoZone, Inc.	667,704
7,113		Bed Bath & Beyond, Inc.	107,335
2,400		Big Lots, Inc.	75,696
5,188	[1]	Burlington Stores, Inc.	890,832
645	[1]	Cooper-Standard Holding, Inc.	49,317
14,234		D. R. Horton, Inc.	547,297
2,169		Dillards, Inc., Class A	144,868
996		Dunkin' Brands Group, Inc.	68,117
5,865		Expedia Group, Inc.	699,401
24,635		Ford Motor Co.	216,788
3,861	[1]	Fossil, Inc.	65,483
6,613	[1,2]	GNC Holdings, Inc.	20,170
5,192	[2]	GameStop Corp.	58,877
4,741		Goodyear Tire & Rubber Co.	100,462
3,800		Guess ?, Inc.	74,138
3,983		Harley-Davidson, Inc.	146,813
369	[1]	Helen of Troy Ltd.	42,819
6,546		Home Depot, Inc.	1,201,387
2,435		Libbey, Inc.	12,224
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,470		Lowe's Cos., Inc.	$237,515
3,396	[1]	Lululemon Athletica, Inc.	501,963
1,933	[1]	Mohawk Industries, Inc.	248,951
656	[1]	O'Reilly Automotive, Inc.	226,097
3,477		Ralph Lauren Corp.	403,819
3,900	[1]	Sally Beauty Holdings, Inc.	67,158
2,661	[1]	Skechers USA, Inc., Class A	72,299
2,311		Toll Brothers, Inc.	85,368
5,423		Tupperware Brands Corp.	147,885
644	[1]	Urban Outfitters, Inc.	20,801
9,457		Wyndham Destinations, Inc.	398,518
5,099		Yum! Brands, Inc.	479,204
1,135	[1]	Zumiez, Inc.	28,840
		TOTAL	8,537,588
		Consumer Staples—3.0%
10,972		Archer-Daniels-Midland Co.	492,643
2,708		Cal-Maine Foods, Inc.	114,223
1,410		Church and Dwight, Inc.	91,100
1,916		Costco Wholesale Corp.	411,231
3,483		Dean Foods Co.	14,524
7,516		Estee Lauder Cos., Inc., Class A	1,025,333
4,289		Fresh Del Monte Produce, Inc.	137,162
450		Hershey Foods Corp.	47,745
14,195		PepsiCo, Inc.	1,599,351
4,666	[1]	Post Holdings, Inc.	433,098
1,746		Sysco Corp.	111,482
		TOTAL	4,477,892
		Energy—3.1%
21,903		Chevron Corp.	2,511,179
3,812		EOG Resources, Inc.	378,151
13,438		Exxon Mobil Corp.	984,737
5,879		HollyFrontier Corp.	331,223
10,600	[1]	Noble Corp. PLC	34,980
2,171		Occidental Petroleum Corp.	144,979
2,335		Phillips 66	222,782
		TOTAL	4,608,031
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—8.0%
22,005		Allstate Corp.	$1,933,579
7,686	[1]	Athene Holding Ltd.	329,729
11,267		Bank of America Corp.	320,772
10,000		Blackstone Mortgage Trust, Inc.	344,900
2,010		Citizens Financial Group, Inc.	68,179
3,720		Comerica, Inc.	292,913
2,018		Everest Re Group Ltd.	442,043
17,862		Fifth Third Bancorp	479,059
1,384	[1]	Green Dot Corp.	102,444
13,300		Huntington Bancshares, Inc.	176,092
2,132		Intercontinental Exchange, Inc.	163,652
15,930		JPMorgan Chase & Co.	1,648,755
16,358		KeyCorp	269,416
2,046		LPL Investment Holdings, Inc.	143,977
3,184		M & T Bank Corp.	523,895
17,976		Navient Corp.	204,926
20,200		New Residential Investment Corp.	342,996
5,047		Northern Trust Corp.	446,458
1,395		PNC Financial Services Group	171,125
6,000		Pennymac Mortgage Investment Trust	121,440
6,722		Popular, Inc.	367,089
9,587		Progressive Corp., OH	645,109
4,363		Prudential Financial, Inc.	402,007
15,787		The Travelers Cos., Inc.	1,981,900
		TOTAL	11,922,455
		Health Care—7.0%
764	[1]	Alexion Pharmaceuticals, Inc.	93,941
1,776		Allergan PLC	255,709
1,629	[1]	Amedisys, Inc.	213,660
260	[1]	Biogen, Inc.	86,783
1,474		Bristol-Myers Squibb Co.	72,771
15,524	[1]	Community Health Systems, Inc.	61,165
12,685		Eli Lilly & Co.	1,520,424
13,835		HCA Healthcare, Inc.	1,929,014
3,200		Humana, Inc.	988,768
1,226	[1]	Intuitive Surgical, Inc.	641,983
2,416	[1]	Ionis Pharmaceuticals, Inc.	140,128
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,347	[1]	Molina Healthcare, Inc.	$179,124
1,419	[1]	Regeneron Pharmaceuticals, Inc.	609,134
12,169		Stryker Corp.	2,160,849
9,339	[1]	Veeva Systems, Inc.	1,018,511
3,055	[1]	Vertex Pharmaceuticals, Inc.	583,230
		TOTAL	10,555,194
		Industrials—5.6%
2,951		AGCO Corp.	189,454
268		Allegion PLC	23,010
17,260		Allison Transmission Holdings, Inc.	840,044
2,461		Boeing Co.	949,011
20,593		CSX Corp.	1,352,960
5,219		Caterpillar, Inc.	694,962
7,652	[1]	Colfax Corp.	189,387
1,162		Deluxe Corp.	54,579
1,032		Ennis, Inc.	20,475
1,718		Fortune Brands Home & Security, Inc.	77,825
769		Grainger (W.W.), Inc.	227,155
3,004	[1]	Jet Blue Airways Corp.	54,042
4,888		Lennox International, Inc.	1,120,721
1,348		Lockheed Martin Corp.	390,502
18,099		Paccar, Inc.	1,185,847
10,000		Pitney Bowes, Inc.	72,100
3,514		R.R. Donnelley & Sons Co.	17,921
9,094	[1]	SPX Corp.	270,547
3,342		Trinity Industries, Inc.	78,136
6,890	[1]	United Continental Holdings, Inc.	601,290
		TOTAL	8,409,968
		Information Technology—10.7%
5,799	[1]	Adobe, Inc.	1,437,108
1,333	[1]	Advanced Energy Industries, Inc.	68,370
6,503		Apple, Inc.	1,082,359
1,752	[1]	Autodesk, Inc.	257,894
8,683		Automatic Data Processing, Inc.	1,214,231
900	[1]	Coherent, Inc.	106,380
2,038		DXC Technology Co.	130,677
3,252	[1]	Electronic Arts, Inc.	299,964
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
444	[1]	First Solar, Inc.	$22,462
10,495	[1]	Fortinet, Inc.	803,602
13,814		Global Payments, Inc.	1,551,036
8,704		Hewlett-Packard Co.	191,749
541	[1]	HubSpot, Inc.	85,646
1,900	[1]	Insight Enterprises, Inc.	87,248
33,629		Intel Corp.	1,584,598
10,736		Mastercard, Inc.	2,266,692
4,381		Microsoft Corp.	457,508
461		Motorola, Inc.	53,896
1,889		Nvidia Corp.	271,544
7,657		NetApp, Inc.	488,287
7,000	[1]	Sanmina Corp.	218,540
1,130	[1]	ServiceNow, Inc.	248,623
2,828	[1]	Synopsys, Inc.	263,994
1,310	[1]	Tableau Software, Inc.	167,470
4,279		Total System Services, Inc.	383,441
749	[1]	VMware, Inc., Class A	113,151
22,000		Vishay Intertechnology, Inc.	429,000
325	[1]	WEX, Inc.	52,432
3,771		Western Digital Corp.	169,657
10,000		Western Union Co.	182,500
11,639		Xilinx, Inc.	1,302,870
		TOTAL	15,992,929
		Materials—1.4%
1,567		Avery Dennison Corp.	163,673
7,071		Domtar, Corp.	331,630
8,786		Mosaic Co./The	283,612
1,409		Sherwin-Williams Co.	593,922
10,302		Westlake Chemical Corp.	761,318
		TOTAL	2,134,155
		Real Estate—2.3%
800		Alexandria Real Estate Equities, Inc.	105,368
763	[1,2]	Altisource Portfolio Solutions S.A.	18,068
1,650		American Tower Corp.	285,186
950		Avalonbay Communities, Inc.	183,274
2,200		Camden Property Trust	213,290
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,450		EastGroup Properties, Inc.	$150,017
450		Equinix, Inc.	177,300
680		Essex Property Trust, Inc.	184,416
5,000		Invitation Homes, Inc.	112,450
1,900		Mid-American Apartment Communities, Inc.	192,432
9,400		Pebblebrook Hotel Trust	301,270
2,700		ProLogis, Inc.	186,732
3,400		Realty Income Corp.	233,546
5,100		Rexford Industrial Realty, Inc.	171,360
5,300		STORE Capital Corp.	171,296
2,150		Simon Property Group, Inc.	391,558
1,100		Sun Communities, Inc.	120,901
3,400		Terreno Realty Corp.	137,156
2,800		Ventas, Inc.	180,572
		TOTAL	3,516,192
		Utilities—1.3%
14,160		AES Corp.	232,082
3,967		Consolidated Edison Co.	308,038
7,333		Entergy Corp.	654,030
8,645		Exelon Corp.	412,885
26,595	[1]	P G & E Corp.	345,735
		TOTAL	1,952,770
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,959,814)	79,364,427
		ASSET-BACKED SECURITIES—0.4%
		Auto Receivables—0.1%
$100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	99,874
		Credit Card—0.2%
350,000	[3]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 3.238% (1-month USLIBOR +0.730%), 1/18/2022	350,213
		Other—0.1%
128,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	126,966
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $578,603)	577,053
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
		Commercial Mortgage—2.1%
$170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	$167,143
220,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	233,808
190,000		Bank, Class A4, 3.488%, 11/15/2050	189,708
373	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.200%, 3/25/2031	371
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	181,673
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	198,830
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	71,279
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	127,339
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.960%, 6/10/2046	202,817
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	205,762
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	298,708
200,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	203,070
1,135		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	1,185
1,452		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	1,514
4,483		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	4,860
71,814		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	70,248
297,760		Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	296,430
4,126	[3]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	4,408
1,023		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	1,037
100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	102,303
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	196,116
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	50,779
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	101,256
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	$149,889
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	25,834
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,153,025)	3,086,367
		CORPORATE BONDS—13.4%
		Basic Industry - Chemicals—0.0%
35,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	35,732
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	20,337
		TOTAL	56,069
		Basic Industry - Metals & Mining—0.3%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	14,719
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	61,002
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	40,344
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	20,177
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	101,368
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	23,005
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	165,013
		TOTAL	425,628
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	9,841
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	20,557
		TOTAL	30,398
		Capital Goods - Aerospace & Defense—0.2%
100,000		Arconic, Inc., 5.870%, 2/23/2022	103,750
11,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	11,660
20,000		Raytheon Co., Sr. Note, 4.400%, 2/15/2020	20,336
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	9,856
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.351% (3-month USLIBOR +1.735%), 2/15/2042	29,681
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,553
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	51,048
		TOTAL	275,884
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	188,520
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$80,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	$80,081
	TOTAL	268,601
	Capital Goods - Diversified Manufacturing—0.2%
15,000	Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	15,319
30,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	29,253
15,000	Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,898
200,000	Valmont Industries, Inc., 5.250%, 10/1/2054	179,987
	TOTAL	240,457
	Capital Goods - Environmental—0.1%
85,000	Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	86,288
	Capital Goods - Packaging—0.0%
45,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 6/15/2022	45,687
10,000	WestRock Co., Sr. Unsecd. Note, 4.450%, 3/1/2019	10,010
	TOTAL	55,697
	Communications - Cable & Satellite—0.2%
200,000	CCO Safari II LLC, 4.908%, 7/23/2025	205,996
90,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	92,495
30,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 4/1/2019	30,248
	TOTAL	328,739
	Communications - Media & Entertainment—0.3%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	32,098
25,000	Moody's Corp., Sr. Unsecd. Note, 5.500%, 9/1/2020	25,914
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	243,107
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	20,077
150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	141,002
	TOTAL	462,198
	Communications - Telecom Wireless—0.2%
100,000	American Tower Corp., Sr. Unsecd. Note, 3.400%, 2/15/2019	99,996
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	146,873
	TOTAL	246,869
	Communications - Telecom Wirelines—0.1%
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	93,553
	Consumer Cyclical - Automotive—0.4%
175,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	174,513
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	$13,894
100,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	76,097
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	194,681
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	157,624
	TOTAL	616,809
	Consumer Cyclical - Leisure—0.1%
131,736	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	136,219
	Consumer Cyclical - Lodging—0.1%
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	29,643
50,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 3/1/2019	49,998
	TOTAL	79,641
	Consumer Cyclical - Retailers—0.4%
50,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	51,267
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	37,785
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	241,812
175,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	164,037
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	10,270
80,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	70,486
	TOTAL	575,657
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	194,749
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	130,530
65,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	67,517
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	11,578
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	70,491
	TOTAL	474,865
	Consumer Non-Cyclical - Food/Beverage—1.1%
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 5.550%, 1/23/2049	314,193
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	281,711
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	131,833
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	75,183
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	262,950
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	195,396
60,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	57,366
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	52,117
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	$120,615
230,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	227,784
	TOTAL	1,719,148
	Consumer Non-Cyclical - Health Care—0.0%
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	14,885
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	10,087
	TOTAL	24,972
	Consumer Non-Cyclical - Products—0.1%
200,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	192,048
	Consumer Non-Cyclical - Supermarkets—0.2%
290,000	Kroger Co., Sr. Unsecd. Note, 5.400%, 1/15/2049	291,278
	Consumer Non-Cyclical - Tobacco—0.0%
24,000	Altria Group, Inc., 9.250%, 8/6/2019	24,760
	Energy - Independent—0.3%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	252,440
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	120,890
30,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	30,243
100,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	98,393
	TOTAL	501,966
	Energy - Integrated—0.4%
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	307,691
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	131,511
75,000	Husky Energy, Inc., 4.000%, 4/15/2024	75,521
53,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.299%, 1/27/2025	53,318
25,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	23,687
	TOTAL	591,728
	Energy - Midstream—0.7%
100,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	98,915
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	77,679
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	172,752
10,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	10,280
150,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 3/1/2043	146,484
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	$98,673
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,187
225,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	230,097
195,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	185,098
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	19,373
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,391
		TOTAL	1,108,929
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	14,850
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	19,025
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2023	43,625
		TOTAL	77,500
		Energy - Refining—0.0%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	11,139
		Financial Institution - Banking—2.6%
74,000		American Express Co., 2.650%, 12/2/2022	72,637
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 5/5/2021	246,513
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 2/1/2019	50,000
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	297,656
250,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.447% (3-month USLIBOR +0.650%), 10/1/2021	250,820
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	104,172
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	201,007
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	198,706
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	244,372
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	166,286
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	25,778
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,506
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	75,474
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	278,617
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	181,588
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	52,134
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 4/1/2019	249,772
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	399,616
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$300,000	Morgan Stanley, 4.300%, 1/27/2045	$299,030
120,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	118,499
210,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	210,075
130,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	129,654
	TOTAL	3,881,912
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	78,723
125,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	132,765
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	73,147
13,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	14,085
	TOTAL	298,720
	Financial Institution - Finance Companies—0.5%
150,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	152,643
170,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	168,931
250,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	253,644
250,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	223,876
	TOTAL	799,094
	Financial Institution - Insurance - Life—0.7%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	202,723
25,000	American International Group, Inc., 4.500%, 7/16/2044	23,734
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	35,827
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	125,356
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,229
275,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	268,811
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	15,020
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	255,513
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	19,993
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	9,916
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	9,959
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	60,447
	TOTAL	1,037,528
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—0.1%
$100,000	Liberty Mutual Group, Inc., 144A, 4.850%, 8/1/2044	$98,584
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	98,994
	TOTAL	197,578
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	19,817
10,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	10,309
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	65,027
	TOTAL	95,153
	Financial Institution - REIT - Healthcare—0.1%
40,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	41,224
50,000	Healthcare Trust of America, 3.700%, 4/15/2023	49,730
	TOTAL	90,954
	Financial Institution - REIT - Office—0.1%
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	50,526
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	68,097
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	51,636
	TOTAL	170,259
	Financial Institution - REIT - Other—0.1%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	76,792
	Financial Institution - REIT - Retail—0.0%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	49,453
20,000	Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	20,481
	TOTAL	69,934
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	31,232
	Technology—0.6%
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	29,549
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	19,081
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	251,179
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	121,166
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	52,725
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	299,898
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	$70,463
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	19,606
50,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	51,133
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,206
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	51,223
	TOTAL	976,229
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	60,384
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	29,435
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	211,003
	TOTAL	300,822
	Transportation - Services—0.2%
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	68,783
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	201,105
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	30,152
	TOTAL	300,040
	Utility - Electric—1.6%
5,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 4/1/2019	5,029
110,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	102,583
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	71,901
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	300,799
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	136,482
280,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	276,840
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	164,479
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	193,489
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	102,323
10,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,268
300,000	Metropolitan Edison Co., Sr. Unsecd. Note, 144A, 4.300%, 1/15/2029	306,352
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	107,057
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	34,524
50,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	49,857
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	234,293
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$50,000		Progress Energy, Inc., 7.050%, 3/15/2019	$50,247
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	167,504
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	10,211
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	40,782
		TOTAL	2,365,020
		Utility - Natural Gas—0.3%
20,000		Atmos Energy Corp., 8.500%, 3/15/2019	20,137
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	50,794
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	64,350
245,000		TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	259,391
		TOTAL	394,672
		TOTAL CORPORATE BONDS (IDENTIFIED COST $20,093,365)	20,082,979
		U.S. TREASURY—0.9%
167,052		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	164,006
106,354	[5]	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	104,583
284,460		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	265,607
578,933		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	583,840
135,194		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	143,817
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,267,386)	1,261,853
		EXCHANGE-TRADED FUNDS—10.2%
72,775		iShares Core MSCI Emerging Markets ETF	3,761,012
184,500		iShares MSCI EAFE ETF	11,564,460
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $16,030,099)	15,325,472
		INVESTMENT COMPANIES—19.9%
206,400		Emerging Markets Core Fund	1,973,181
102,324		Federated Bank Loan Core Fund	1,003,802
99,520		Federated Government Obligations Fund, Premier Shares, 2.30%[6]	99,520
6,038,980		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[6]	6,040,187
1,461,344		Federated Mortgage Core Portfolio	14,101,974
354,235		Federated Project and Trade Finance Core Fund	3,205,826
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
559,388	High Yield Bond Portfolio	$3,429,047
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $30,692,200)	29,853,537
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $149,774,492)[7]	149,551,688
	OTHER ASSETS AND LIABILITIES - NET—0.2%[8]	367,858
	TOTAL NET ASSETS—100%	$149,919,546
At January 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	47	$9,979,422	March 2019	$32,173
[1]United States Treasury Note 5-Year Long Futures	21	$2,412,047	March 2019	$11,057
[1]United States Treasury Long Bond Long Futures	4	$586,750	March 2019	$2,834
[1]United States Treasury Ultra Bond Long Futures	8	$1,289,000	March 2019	$35,481
[1]United States Treasury Note 10-Year Short Futures	11	$1,347,156	March 2019	$(4,698)
[1]United States Treasury Note 10-Year Ultra Short Futures	30	$3,920,625	March 2019	$(39,523)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$37,324
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated fund holdings during the period ended January 31, 2019, were as follows:
Affiliates	Balance of Shares Held 7/31/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	235,533	36,683	(65,816)
Federated Bank Loan Core Fund	218,141	84,802	(200,619)
Federated Government Obligations Fund, Premier Shares*	593,845	39,023,528	(39,517,853)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,928,376	29,948,480	(28,837,876)
Federated Mortgage Core Portfolio	1,196,190	354,868	(89,714)
Federated Project and Trade Finance Core Fund	335,486	18,749	—
High Yield Bond Portfolio	482,388	127,000	(50,000)
TOTAL OF AFFILIATED TRANSACTIONS	7,989,959	69,594,110	(68,761,878)
Semi-Annual Shareholder Report

Balance of Shares Held 1/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distributions Received
206,400	$1,973,181	$(6,637)	$5,034	$62,730	$—
102,324	$1,003,802	$(3,395)	$(70,775)	$54,478	$—
99,520	$99,520	N/A	N/A	$6,488	$—
6,038,980	$6,040,187	$(94)	$635	$81,396	$—
1,461,344	$14,101,974	$174,783	$(8,074)	$212,019	$—
354,235	$3,205,826	$(17,231)	$—	$79,337	$—
559,388	$3,429,047	$(44,399)	$(1,701)	$98,453	$—
8,822,191	$29,853,537	$103,027	$(74,881)	$594,901	$—
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,080,907	$—	$—	$78,080,907
International	1,283,520	—	—	1,283,520
Debt Securities:
Asset-Backed Securities	—	577,053	—	577,053
Collateralized Mortgage Obligations	—	3,086,367	—	3,086,367
Corporate Bonds	—	20,082,979	—	20,082,979
U.S. Treasury	—	1,261,853	—	1,261,853
Exchange-Traded Funds	15,325,472	—	—	15,325,472
Investment Companies[1]	6,139,707	—	—	29,853,537
TOTAL SECURITIES	$100,829,606	$25,008,252	$—	$149,551,688
Other Financial Instruments[2]
Assets	$81,545	$—	$—	$81,545
Liabilities	(44,221)	—	—	(44,221)
TOTAL OTHER FINANCIAL INSTRUMENTS	$37,324	$—	$—	$37,324
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $23,713,830 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.59	$17.74	$16.52	$16.83	$16.07	$14.35
Income From Investment Operations:
Net investment income[1]	0.12	0.21	0.26	0.24	0.20	0.17
Net realized and unrealized gain (loss)	(0.61)	1.89	1.23	(0.31)	0.74	1.70
TOTAL FROM INVESTMENT OPERATIONS	(0.49)	2.10	1.49	(0.07)	0.94	1.87
Less Distributions:
Distributions from net investment income	(0.19)	(0.25)	(0.27)	(0.24)	(0.18)	(0.15)
Distributions from net realized gain	(1.51)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(1.70)	(0.25)	(0.27)	(0.24)	(0.18)	(0.15)
Net Asset Value, End of Period	$17.40	$19.59	$17.74	$16.52	$16.83	$16.07
Total Return[2]	(2.09)%	11.91%	9.11%	(0.37)%	5.89%	13.06%
Ratios to Average Net Assets:
Net expenses	1.31%[3]	1.32%	1.26%	1.30%	1.30%	1.30%
Net investment income	1.31%[3]	1.11%	1.51%	1.51%	1.21%	1.10%
Expense waiver/reimbursement[4]	0.10%[3]	0.06%	0.15%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,209	$61,553	$61,405	$61,245	$62,555	$55,634
Portfolio turnover	71%	89%	82%	98%	89%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.31	$17.49	$16.30	$16.59	$15.84	$14.16
Income From Investment Operations:
Net investment income[1]	0.05	0.06	0.13	0.12	0.07	0.05
Net realized and unrealized gain (loss)	(0.58)	1.87	1.20	(0.31)	0.74	1.67
TOTAL FROM INVESTMENT OPERATIONS	(0.53)	1.93	1.33	(0.19)	0.81	1.72
Less Distributions:
Distributions from net investment income	—	(0.11)	(0.14)	(0.10)	(0.06)	(0.04)
Distributions from net realized gain	(1.51)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(1.51)	(0.11)	(0.14)	(0.10)	(0.06)	(0.04)
Net Asset Value, End of Period	$17.27	$19.31	$17.49	$16.30	$16.59	$15.84
Total Return[2]	(2.41)%	11.09%	8.23%	(1.10)%	5.12%	12.14%
Ratios to Average Net Assets:
Net expenses	2.06%[3]	2.07%	2.01%	2.05%	2.05%	2.05%
Net investment income	0.56%[3]	0.35%	0.75%	0.76%	0.45%	0.34%
Expense waiver/reimbursement[4]	0.12%[3]	0.04%	0.13%	0.08%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,089	$27,577	$29,007	$29,152	$31,571	$34,522
Portfolio turnover	71%	89%	82%	98%	89%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.64	$17.79	$16.57	$16.87	$16.11	$14.39
Income From Investment Operations:
Net investment income[1]	0.15	0.26	0.30	0.28	0.24	0.21
Net realized and unrealized gain (loss)	(0.61)	1.89	1.23	(0.30)	0.74	1.69
TOTAL FROM INVESTMENT OPERATIONS	(0.46)	2.15	1.53	(0.02)	0.98	1.90
Less Distributions:
Distributions from net investment income	(0.23)	(0.30)	(0.31)	(0.28)	(0.22)	(0.18)
Distributions from net realized gain	(1.51)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(1.74)	(0.30)	(0.31)	(0.28)	(0.22)	(0.18)
Net Asset Value, End of Period	$17.44	$19.64	$17.79	$16.57	$16.87	$16.11
Total Return[2]	(1.93)%	12.15%	9.36%	(0.07)%	6.13%	13.30%
Ratios to Average Net Assets:
Net expenses	1.06%[3]	1.07%	1.00%	1.05%	1.05%	1.05%
Net investment income	1.61%[3]	1.35%	1.77%	1.76%	1.46%	1.35%
Expense waiver/reimbursement[4]	0.08%[3]	0.02%	0.12%	0.05%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,927	$54,358	$39,136	$47,757	$53,291	$49,667
Portfolio turnover	71%	89%	82%	98%	89%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.62	$17.76	$16.49	$16.80	$16.05	$14.33
Income From Investment Operations:
Net investment income[2]	0.13	0.26	0.28	0.20	0.16	0.13
Net realized and unrealized gain (loss)	(0.60)	1.90	1.24	(0.31)	0.74	1.69
TOTAL FROM INVESTMENT OPERATIONS	(0.47)	2.16	1.52	(0.11)	0.90	1.82
Less Distributions:
Distributions from net investment income	(0.24)	(0.30)	(0.25)	(0.20)	(0.15)	(0.10)
Distributions from net realized gain	(1.51)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(1.75)	(0.30)	(0.25)	(0.20)	(0.15)	(0.10)
Net Asset Value, End of Period	$17.40	$19.62	$17.76	$16.49	$16.80	$16.05
Total Return[3]	(1.98)%	12.24%	9.32%	(0.59)%	5.61%	12.72%
Ratios to Average Net Assets:
Net expenses	1.05%[4]	1.06%	1.05%	1.56%	1.56%	1.57%
Net investment income	1.33%[4]	1.36%	1.64%	1.27%	0.96%	0.84%
Expense waiver/reimbursement[5]	0.06%[4]	0.02%	0.06%	0.04%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,695	$12,178	$10,439	$577	$532	$464
Portfolio turnover	71%	89%	82%	98%	89%	34%
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $95,537 of securities loaned and $29,853,537 of investment in affiliated holdings (identified cost $149,774,492)		$149,551,688
Restricted cash (Note 2)		47,879
Income receivable		249,796
Income receivable from affiliated holdings		119,330
Receivable for investments sold		1,744,565
Receivable for shares sold		187,506
TOTAL ASSETS		151,900,764
Liabilities:
Payable for investments purchased	$1,601,971
Payable for shares redeemed	101,506
Payable for daily variation margin on futures contracts	40,169
Payable for collateral due to broker for securities lending	99,520
Payable for investment adviser fee (Note 5)	2,740
Payable for administrative fees (Note 5)	325
Payable for Directors'/Trustees' fees (Note 5)	375
Payable for distribution services fee (Note 5)	8,697
Payable for other service fees (Notes 2 and 5)	39,015
Accrued expenses (Note 5)	86,900
TOTAL LIABILITIES		1,981,218
Net assets for 8,614,664 shares outstanding		$149,919,546
Net Assets Consist of:
Paid-in capital		$151,516,823
Total distributable earnings (loss)		(1,597,277)
TOTAL NET ASSETS		$149,919,546
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($77,208,627 ÷ 4,436,985 shares outstanding), no par value, unlimited shares authorized	$17.40
Offering price per share (100/94.50 of $17.40)	$18.41
Redemption proceeds per share	$17.40
Class C Shares:
Net asset value per share ($14,089,216 ÷ 816,015 shares outstanding), no par value, unlimited shares authorized	$17.27
Offering price per share	$17.27
Redemption proceeds per share (99.00/100 of $17.27)	$17.10
Institutional Shares:
Net asset value per share ($55,927,084 ÷ 3,206,783 shares outstanding), no par value, unlimited shares authorized	$17.44
Offering price per share	$17.44
Redemption proceeds per share	$17.44
Class R6 Shares:
Net asset value per share ($2,694,619 ÷ 154,881 shares outstanding), no par value, unlimited shares authorized	$17.40
Offering price per share	$17.40
Redemption proceeds per share	$17.40
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Dividends (including $588,413 received from affiliated holdings* and net of foreign taxes withheld of $315)			$1,551,761
Interest			479,535
Net income on securities loaned (includes $6,488 received from affiliated holdings related to cash collateral balances*)			3,267
TOTAL INCOME			2,034,563
Expenses:
Investment adviser fee (Note 5)		$580,219
Administrative fee (Note 5)		61,906
Custodian fees		50,112
Transfer agent fee (Note 2)		68,161
Directors'/Trustees' fees (Note 5)		1,376
Auditing fees		16,823
Legal fees		6,152
Portfolio accounting fees		50,029
Distribution services fee (Note 5)		53,511
Other service fees (Notes 2 and 5)		105,008
Share registration costs		33,311
Printing and postage		14,925
Miscellaneous (Note 5)		15,835
TOTAL EXPENSES		1,057,368
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(52,390)
Reimbursement of other operating expenses (Notes 2 and 5)	(19,451)
TOTAL WAIVER AND REIMBURSEMENTS		(71,841)
Net expenses			985,527
Net investment income			$1,049,036
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(74,881) on sales of investments in affiliated holdings*)	$3,953,505
Net realized gain on foreign currency transactions	77,056
Net realized loss on futures contracts	(20,684)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $103,027 on investments in affiliated holdings*)	(8,547,474)
Net change in unrealized appreciation of futures contracts	16,405
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(4,521,192)
Change in net assets resulting from operations	$(3,472,156)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,049,036	$1,482,124
Net realized gain	4,009,877	10,643,426
Net change in unrealized appreciation/depreciation	(8,531,069)	3,826,927
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,472,156)	15,952,477
Distributions to Shareholders (Note 2):
Class A Shares	(6,723,192)	(820,337)
Class C Shares	(1,044,348)	(182,113)
Institutional Shares	(5,847,283)	(590,928)
Class R6 Shares	(242,234)	(175,714)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,857,057)	(1,769,092)
Share Transactions:
Proceeds from sale of shares	49,848,022	34,844,213
Net asset value of shares issued to shareholders in payment of distributions declared	12,933,369	1,616,876
Cost of shares redeemed	(51,198,407)	(34,966,647)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,582,984	1,494,442
Change in net assets	(5,746,229)	15,677,827
Net Assets:
Beginning of period	155,665,775	139,987,948
End of period	$149,919,546	$155,665,775
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $71,841 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$37,774	$(11,130)
Class C Shares	8,181	(3,917)
Institutional Shares	20,535	(4,404)
Class R6 Shares	1,671	—
TOTAL	$68,161	$(19,451)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net investment income. Undistributed net investment income at July 31, 2018, was $771,690.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$87,493
Class C Shares	17,515
TOTAL	$105,008
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Semi-Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,617,244 and $3,078,475, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report

As of January 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$95,537	$99,520
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(37,324)*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(20,684)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$16,405
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,235,984	$23,198,745	616,086	$11,426,201
Shares issued to shareholders in payment of distributions declared	356,509	5,992,522	37,690	704,802
Shares redeemed	(298,274)	(5,386,037)	(973,306)	(17,952,970)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,294,219	$23,805,230	(319,530)	$(5,821,967)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	194,495	$3,413,293	94,955	$1,762,067
Shares issued to shareholders in payment of distributions declared	54,548	903,861	9,123	168,962
Shares redeemed	(860,854)	(16,544,384)	(334,347)	(6,217,117)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(611,811)	$(12,227,230)	(230,269)	$(4,286,088)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,120,304	$20,225,785	1,033,047	$19,682,314
Shares issued to shareholders in payment of distributions declared	344,529	5,809,112	30,373	568,576
Shares redeemed	(1,025,371)	(17,480,866)	(496,465)	(9,266,521)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	439,462	$8,554,031	566,955	$10,984,369

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	152,897	$3,010,199	104,828	$1,973,631
Shares issued to shareholders in payment of distributions declared	13,548	227,874	9,333	174,536
Shares redeemed	(632,368)	(11,787,120)	(81,103)	(1,530,039)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(465,923)	$(8,549,047)	33,058	$618,128
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	655,947	$11,582,984	50,214	$1,494,442
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $149,774,492. The net unrealized depreciation of investments for federal tax purposes was $185,480. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,927,906 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,113,386. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived $50,545 of its fee and voluntarily reimbursed $19,451 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2019, the Adviser reimbursed $1,845.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2019, the Sub-Adviser earned a fee of $65,345.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$53,511
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $6,463 fees paid by the Fund. For the six months ended January 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2019, FSC retained $6,840 in sales charges from the sale of Class A Shares. FSC also retained $168 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $6,362 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.06%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2019, were as follows:
Purchases	$101,183,266
Sales	$99,587,768
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$979.10	$6.53
Class C Shares	$1,000	$975.90	$10.26
Institutional Shares	$1,000	$980.70	$5.29
Class R6 Shares	$1,000	$980.20	$5.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.67
Class C Shares	$1,000	$1,014.80	$10.46
Institutional Shares	$1,000	$1,019.90	$5.40
Class R6 Shares	$1,000	$1,019.90	$5.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.31%
Class C Shares	2.06%
Institutional Shares	1.06%
Class R6 Shares	1.05%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Balanced Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separates sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program
Semi-Annual Shareholder Report

and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In
Semi-Annual Shareholder Report

addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board considered that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that
Semi-Annual Shareholder Report

certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reduction in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as, systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that
Semi-Annual Shareholder Report

such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contract were appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	A | QALGX	B | QBLGX	C | QCLGX	Institutional | QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Large Cap Growth Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2018 through January 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At January 31, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	31.8%
Consumer Discretionary	15.8%
Health Care	13.0%
Communication Services	12.7%
Industrials	12.6%
Financials	5.4%
Consumer Staples	4.4%
Materials	2.2%
Securities Lending Collateral[2,3]	0.0%
Cash Equivalents[4]	2.0%
Other Assets and Liabilities—Net[5]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—12.7%
540	[1]	AMC Networks, Inc.	$33,987
4,098	[1]	Alphabet, Inc.	4,613,897
3,670	[1]	DISH Network Corp., Class A	112,559
9,100	[1]	Discovery, Inc.	258,258
6,938	[1]	Electronic Arts, Inc.	639,961
16,398	[1]	Facebook, Inc.	2,733,383
51,233	[1]	Live Nation Entertainment, Inc.	2,741,478
72,797	[1]	MSG Networks, Inc.	1,630,653
20,898		Verizon Communications, Inc.	1,150,644
		TOTAL	13,914,820
		Consumer Discretionary—15.8%
2,746	[1]	Amazon.com, Inc.	4,719,632
60	[1]	AutoZone, Inc.	50,840
14,365		Bed Bath & Beyond, Inc.	216,768
111	[1]	Booking Holdings, Inc.	203,442
10,673	[1]	Burlington Stores, Inc.	1,832,661
805		Choice Hotels International, Inc.	63,724
12,031		D. R. Horton, Inc.	462,592
2,873		Dillards, Inc., Class A	191,888
8,341		Dunkin' Brands Group, Inc.	570,441
14,863		Expedia Group, Inc.	1,772,413
1,414		Foot Locker, Inc.	79,028
25,317		Ford Motor Co.	222,789
5,804	[1]	Fossil, Inc.	98,436
4,516	[1,2]	GNC Holdings, Inc.	13,774
12,926		Home Depot, Inc.	2,372,309
5,279		Lowe's Cos., Inc.	507,629
4,458	[1]	Lululemon Athletica, Inc.	658,937
1,188		Macy's, Inc.	31,244
3,095	[1]	O'Reilly Automotive, Inc.	1,066,723
5,600	[1]	Sally Beauty Holdings, Inc.	96,432
2,169		Toll Brothers, Inc.	80,123
9,449		Tupperware Brands Corp.	257,674
1,088	[1]	Urban Outfitters, Inc.	35,142
3,087		V.F. Corp.	259,833
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,921	[1]	Weight Watchers International, Inc.	$61,472
29,559		Wyndham Destinations, Inc.	1,245,616
1,716		Yum! Brands, Inc.	161,270
		TOTAL	17,332,832
		Consumer Staples—4.4%
996		Church and Dwight, Inc.	64,352
1,191		Costco Wholesale Corp.	255,624
6,294		Estee Lauder Cos., Inc., Class A	858,627
12,348		Flowers Foods, Inc.	242,762
28,398		PepsiCo, Inc.	3,199,603
609	[1]	Post Holdings, Inc.	56,527
2,760		Sysco Corp.	176,226
		TOTAL	4,853,721
		Financials—5.4%
28,222		Citizens Financial Group, Inc.	957,290
4,208		Everest Re Group Ltd.	921,762
2,292		LPL Investment Holdings, Inc.	161,288
46,005		Progressive Corp., OH	3,095,677
7,206		Prudential Financial, Inc.	663,961
2,300	[2]	Waddell & Reed Financial, Inc., Class A	39,376
		TOTAL	5,839,354
		Health Care—13.0%
769	[1]	Alexion Pharmaceuticals, Inc.	94,556
427		Bristol-Myers Squibb Co.	21,081
5,266		Eli Lilly & Co.	631,183
14,816		HCA Healthcare, Inc.	2,065,795
2,885		Humana, Inc.	891,436
4,390	[1]	Intuitive Surgical, Inc.	2,298,780
2,283	[1]	Ionis Pharmaceuticals, Inc.	132,414
2,701	[1]	Molina Healthcare, Inc.	359,179
3,637	[1]	Myriad Genetics, Inc.	102,527
2,327	[1]	Regeneron Pharmaceuticals, Inc.	998,911
18,245		Stryker Corp.	3,239,765
16,406	[1]	Veeva Systems, Inc.	1,789,238
8,275	[1]	Vertex Pharmaceuticals, Inc.	1,579,780
		TOTAL	14,204,645
		Industrials—12.6%
1,596		Allegion PLC	137,033
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
17,348		Allison Transmission Holdings, Inc.	$844,327
5,600		Boeing Co.	2,159,472
4,801		C.H. Robinson Worldwide, Inc.	416,583
36,732		CSX Corp.	2,413,292
12,049		Caterpillar, Inc.	1,604,445
4,449		Fortune Brands Home & Security, Inc.	201,540
1,628		Grainger (W.W.), Inc.	480,895
13,961	[1]	Jet Blue Airways Corp.	251,158
11,700		Lennox International, Inc.	2,682,576
7,248		Lockheed Martin Corp.	2,099,673
770		Masco Corp.	24,956
28,428		Pitney Bowes, Inc.	204,966
3,882		R.R. Donnelley & Sons Co.	19,798
744		Raytheon Co.	122,581
1,092		Waste Management, Inc.	104,472
845	[1]	XPO Logistics, Inc.	51,359
		TOTAL	13,819,126
		Information Technology—31.8%
10,171	[1]	Adobe, Inc.	2,520,577
1,951	[1]	Ansys, Inc.	320,647
34,030		Apple, Inc.	5,663,953
4,845	[1]	Autodesk, Inc.	713,184
15,725		Automatic Data Processing, Inc.	2,198,984
5,027	[1]	Coherent, Inc.	594,191
234	[1]	EPAM Systems, Inc.	33,106
17,192	[1]	Fortinet, Inc.	1,316,391
25,869		Global Payments, Inc.	2,904,571
1,689	[1]	IPG Photonics Corp.	224,637
18,872		Intel Corp.	889,249
17,298		Mastercard, Inc.	3,652,127
37,198		Microsoft Corp.	3,884,587
3,155		Nvidia Corp.	453,531
12,754		NetApp, Inc.	813,323
7,331	[1]	PayPal, Inc.	650,700
6,196	[1]	ServiceNow, Inc.	1,363,244
7,994	[1]	Tableau Software, Inc.	1,021,953
12,731		Total System Services, Inc.	1,140,825
3,423	[1]	VMware, Inc., Class A	517,113
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
44,090		Western Union Co.	$804,643
28,030		Xilinx, Inc.	3,137,678
		TOTAL	34,819,214
		Materials—2.2%
2,170		Avery Dennison Corp.	226,656
713	[1]	Berry Global Group, Inc.	35,115
1,050		Sherwin-Williams Co.	442,596
23,054		Westlake Chemical Corp.	1,703,691
		TOTAL	2,408,058
		TOTAL COMMON STOCKS (IDENTIFIED COST $95,126,335)	107,191,770
		INVESTMENT COMPANIES—2.0%
52,505		Federated Government Obligations Fund, Premier Shares, 2.30%[3]	52,505
2,114,483		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[3]	2,114,907
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,166,960)	2,167,412
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $97,293,295)[4]	109,359,182
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	136,402
		TOTAL NET ASSETS—100%	$109,495,584
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2018	280,960	1,197,370	1,478,330
Purchases/Additions	5,055,919	12,360,455	17,416,374
Sales/Reductions	(5,284,374)	(11,443,342)	(16,727,716)
Balance of Shares Held 1/31/2019	52,505	2,114,483	2,166,988
Value	$52,505	$2,114,907	$2,167,412
Change in Unrealized Appreciation/ Depreciation	N/A	$90	$90
Net Realized Gain/(Loss)	N/A	$(133)	$(133)
Dividend Income	$4,443	$30,613	$35,056
Semi-Annual Shareholder Report
6

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.66	$17.46	$15.18	$17.64	$16.15	$13.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.07)	0.01	0.04	0.02	0.03
Net realized and unrealized gain (loss)	(0.46)	4.67	2.36	(0.70)	1.47	2.54
TOTAL FROM INVESTMENT OPERATIONS	(0.50)	4.60	2.37	(0.66)	1.49	2.57
Less Distributions:
Distributions from net realized gain	(1.81)	(1.40)	(0.09)	(1.80)	—	—
Net Asset Value, End of Period	$18.35	$20.66	$17.46	$15.18	$17.64	$16.15
Total Return[2]	(1.87)%	27.38%	15.66%	(3.62)%	9.23%	18.92%
Ratios to Average Net Assets:
Net expenses	1.49%[3]	1.52%	1.52%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.39)%[3]	(0.38)%	0.02%	0.28%	0.13%	0.17%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.02%	0.08%	0.07%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,613	$59,355	$49,794	$45,661	$55,033	$54,573
Portfolio turnover	65%	104%	104%	69%	91%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Amount is less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.85	$16.16	$14.16	$16.71	$15.41	$13.05
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.20)	(0.11)	(0.07)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	(0.42)	4.29	2.20	(0.68)	1.41	2.45
TOTAL FROM INVESTMENT OPERATIONS	(0.52)	4.09	2.09	(0.75)	1.30	2.36
Less Distributions:
Distributions from net realized gain	(1.81)	(1.40)	(0.09)	(1.80)	—	—
Net Asset Value, End of Period	$16.52	$18.85	$16.16	$14.16	$16.71	$15.41
Total Return[2]	(2.17)%	26.38%	14.81%	(4.41)%	8.44%	18.08%
Ratios to Average Net Assets:
Net expenses	2.24%[3]	2.27%	2.27%	2.25%	2.25%	2.25%
Net investment income (loss)	(1.13)%[3]	(1.13)%	(0.71)%	(0.49)%	(0.65)%	(0.59)%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.02%	0.08%	0.08%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,385	$14,432	$13,654	$14,925	$16,175	$10,519
Portfolio turnover	65%	104%	104%	69%	91%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Amount is less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.35	$15.76	$13.81	$16.34	$15.07	$12.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.19)	(0.11)	(0.06)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	(0.41)	4.18	2.15	(0.67)	1.37	2.39
TOTAL FROM INVESTMENT OPERATIONS	(0.51)	3.99	2.04	(0.73)	1.27	2.31
Less Distributions:
Distributions from net realized gain	(1.81)	(1.40)	(0.09)	(1.80)	—	—
Net Asset Value, End of Period	$16.03	$18.35	$15.76	$13.81	$16.34	$15.07
Total Return[2]	(2.17)%	26.42%	14.82%	(4.39)%	8.43%	18.10%
Ratios to Average Net Assets:
Net expenses	2.24%[3]	2.27%	2.27%	2.25%	2.25%	2.25%
Net investment income (loss)	(1.15)%[3]	(1.13)%	(0.72)%	(0.46)%	(0.63)%	(0.59)%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.02%	0.08%	0.07%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,314	$10,685	$9,672	$10,052	$12,904	$11,991
Portfolio turnover	65%	104%	104%	69%	91%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Amount is less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.52	$18.10	$15.69	$18.13	$16.55	$13.88
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.03)	0.05	0.08	0.07	0.06
Net realized and unrealized gain (loss)	(0.46)	4.85	2.45	(0.72)	1.51	2.61
TOTAL FROM INVESTMENT OPERATIONS	(0.48)	4.82	2.50	(0.64)	1.58	2.67
Less Distributions:
Distributions from net realized gain	(1.81)	(1.40)	(0.09)	(1.80)	—	—
Net Asset Value, End of Period	$19.23	$21.52	$18.10	$15.69	$18.13	$16.55
Total Return[2]	(1.70)%	27.65%	15.98%	(3.40)%	9.55%	19.24%
Ratios to Average Net Assets:
Net expenses	1.25%[3]	1.27%	1.27%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.16)%[3]	(0.14)%	0.27%	0.52%	0.37%	0.40%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.02%	0.08%	0.07%	0.03%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,183	$11,966	$7,649	$7,469	$7,888	$7,502
Portfolio turnover	65%	104%	104%	69%	91%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Amount is less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $51,396 of securities loaned and $2,167,412 of investment in affiliated holdings (identified cost $97,293,295)		$109,359,182
Income receivable		43,716
Income receivable from affiliated holdings		9,555
Receivable for investments sold		427,774
Receivable for shares sold		396,082
TOTAL ASSETS		110,236,309
Liabilities:
Payable for investments purchased	$475,265
Payable for shares redeemed	102,156
Payable for collateral due to broker for securities lending	52,505
Payable for investment adviser fee (Note 5)	2,221
Payable for administrative fees (Note 5)	237
Payable for transfer agent fee	20,935
Payable for Directors'/Trustees' fees (Note 5)	314
Payable for portfolio accounting fees	27,238
Payable for distribution services fee (Note 5)	13,787
Payable for other service fees (Notes 2 and 5)	28,376
Accrued expenses (Note 5)	17,691
TOTAL LIABILITIES		740,725
Net assets for 6,060,294 shares outstanding		$109,495,584
Net Assets Consist of:
Paid-in capital		$92,619,044
Total distributable earnings		16,876,540
TOTAL NET ASSETS		$109,495,584
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($61,613,255 ÷ 3,356,967 shares outstanding), no par value, unlimited shares authorized	$18.35
Offering price per share (100/94.50 of $18.35)	$19.42
Redemption proceeds per share	$18.35
Class B Shares:
Net asset value per share ($12,385,062 ÷ 749,919 shares outstanding), no par value, unlimited shares authorized	$16.52
Offering price per share	$16.52
Redemption proceeds per share (94.50/100 of $16.52)	$15.61
Class C Shares:
Net asset value per share ($10,314,162 ÷ 643,627 shares outstanding), no par value, unlimited shares authorized	$16.03
Offering price per share	$16.03
Redemption proceeds per share (99.00/100 of $16.03)	$15.87
Institutional Shares:
Net asset value per share ($25,183,105 ÷ 1,309,781 shares outstanding), no par value, unlimited shares authorized	$19.23
Offering price per share	$19.23
Redemption proceeds per share	$19.23
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Dividends (including $30,613 received from an affiliated holding*)		$572,053
Net income on securities loaned (includes $4,443 received from affiliated holdings related to cash collateral balances*)		1,646
TOTAL INCOME		573,699
Expenses:
Investment adviser fee (Note 5)	$391,107
Administrative fee (Note 5)	41,935
Custodian fees	12,127
Transfer agent fee	79,186
Directors'/Trustees' fees (Note 5)	1,150
Auditing fees	13,478
Legal fees	6,152
Portfolio accounting fees	42,345
Distribution services fee (Note 5)	86,955
Other service fees (Notes 2 and 5)	105,922
Share registration costs	33,750
Printing and postage	14,071
Miscellaneous (Note 5)	13,795
TOTAL EXPENSES	841,973
Reimbursement of investment adviser fee (Note 5)	(721)
Net expenses		841,252
Net investment income (loss)		(267,553)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(133) on sales of investments in affiliated holdings*)		5,148,770
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $90 of investments in affiliated holdings*)		(7,163,256)
Net realized and unrealized gain (loss) on investments		(2,014,486)
Change in net assets resulting from operations		$(2,282,039)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(267,553)	$(499,782)
Net realized gain	5,148,770	10,083,407
Net change in unrealized appreciation/depreciation	(7,163,256)	11,109,591
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,282,039)	20,693,216
Distributions to Shareholders (Note 2):
Class A Shares	(5,477,815)	(4,029,431)
Class B Shares	(1,293,241)	(1,111,920)
Class C Shares	(969,378)	(797,120)
Institutional Shares	(1,895,731)	(476,552)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,636,165)	(6,415,023)
Share Transactions:
Proceeds from sale of shares	30,538,989	18,205,541
Net asset value of shares issued to shareholders in payment of distributions declared	9,069,033	5,896,339
Cost of shares redeemed	(14,631,162)	(22,712,943)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,976,860	1,388,937
Change in net assets	13,058,656	15,667,130
Net Assets:
Beginning of period	96,436,928	80,769,798
End of period	$109,495,584	$96,436,928
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective February 1, 2018, Class B Shares were closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains).
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
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securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $721 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net realized gains. Accumulated net investment (loss) at July 31, 2018, was $(1,325).
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$76,937
Class B Shares	17,099
Class C Shares	11,886
TOTAL	$105,922
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the
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market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$51,396	$52,505
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	477,189	$9,537,840	467,958	$8,917,991
Shares issued to shareholders in payment of distributions declared	287,970	4,964,605	197,851	3,618,696
Shares redeemed	(281,264)	(5,550,023)	(644,382)	(12,286,884)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	483,895	$8,952,422	21,427	$249,803
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	10,459	$186,742	66,852	$1,147,577
Shares issued to shareholders in payment of distributions declared	81,777	1,269,989	64,836	1,087,294
Shares redeemed	(107,742)	(1,853,377)	(211,128)	(3,561,428)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(15,506)	$(396,646)	(79,440)	$(1,326,557)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	182,766	$3,160,322	141,746	$2,436,968
Shares issued to shareholders in payment of distributions declared	64,160	966,884	47,820	780,418
Shares redeemed	(185,468)	(3,395,726)	(220,940)	(3,759,274)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	61,458	$731,480	(31,374)	$(541,888)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	845,358	$17,654,085	267,065	$5,703,005
Shares issued to shareholders in payment of distributions declared	103,408	1,867,555	21,553	409,931
Shares redeemed	(194,987)	(3,832,036)	(155,328)	(3,105,357)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	753,779	$15,689,604	133,290	$3,007,579
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,283,626	$24,976,860	43,903	$1,388,937
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $97,293,295. The net unrealized appreciation of investments for federal tax purposes was $12,065,887. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,343,535 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,277,648.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2019, the Adviser reimbursed $721.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$51,297
Class C Shares	35,658
TOTAL	$86,955
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $55,408 of fees paid by the Fund. For the six months ended January 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $23,388 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2019, FSC retained $6,512 in sales charges from the sale of Class A Shares. FSC also retained $15,961 and $705 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.51%, 2.26%, 2.26% and 1.26% (the “Fee Limit”), respectively, up to but not including
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the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2019, were as follows:
Purchases	$81,899,405
Sales	$67,412,397
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$981.30	$7.44
Class B Shares	$1,000	$978.30	$11.17
Class C Shares	$1,000	$978.30	$11.17
Institutional Shares	$1,000	$983.00	$6.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.70	$7.58
Class B Shares	$1,000	$1,013.90	$11.37
Class C Shares	$1,000	$1,013.90	$11.37
Institutional Shares	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.49%
Class B Shares	2.24%
Class C Shares	2.24%
Institutional Shares	1.25%
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Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five year periods covered by the CCO Fee Evaluation Report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology
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(including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of
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having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Small Cap Core Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2018 through January 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

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Portfolio of Investments Summary Table (unaudited)
At January 31, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	18.4%
Health Care	16.1%
Information Technology	15.6%
Industrials	15.3%
Consumer Discretionary	13.1%
Materials	4.4%
Communication Services	4.1%
Energy	4.1%
Utilities	3.5%
Consumer Staples	2.9%
Securities Lending Collateral[2]	13.5%
Cash Equivalents[3]	2.5%
Other Assets and Liabilities—Net[4]	(13.5)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.5%
		Communication Services—4.1%
198,610		Emerald Expositions Events, Inc.	$2,820,262
679,348	[1,2]	Frontier Communications Corp.	1,358,696
95,956	[1]	Imax Corp.	1,993,006
61,240	[1]	Intelsat SA	1,489,969
69,998		Nexstar Media Group, Inc., Class A	5,842,733
222,600		Shenandoah Telecommunications Co.	10,602,438
95,759	[2]	Sinclair Broadcast Group, Inc.	2,950,335
626,905	[1]	Vonage Holdings Corp.	5,711,105
31,680		World Wrestling Entertainment, Inc.	2,608,531
73,174	[1]	Yelp, Inc.	2,664,997
		TOTAL	38,042,072
		Consumer Discretionary—13.1%
103,920	[2]	Abercrombie & Fitch Co., Class A	2,251,946
107,501		American Eagle Outfitters, Inc.	2,270,421
128,302		BJ's Restaurants, Inc.	6,393,289
120,824	[1]	Beazer Homes USA, Inc.	1,513,925
84,233	[2]	Bed Bath & Beyond, Inc.	1,271,076
59,163	[1,2]	Boot Barn Holdings, Inc.	1,386,189
33,022	[2]	Brinker International, Inc.	1,338,051
55,389	[2]	Buckle, Inc.	962,107
394,048		Callaway Golf Co.	6,419,042
217,158		Chico's Fas, Inc.	1,259,516
40,745	[1,2]	Conn's, Inc.	853,200
21,388	[1]	Cooper-Standard Holding, Inc.	1,635,327
21,758	[2]	Dine Brands Global, Inc.	1,659,483
31,897	[1]	Eldorado Resorts, Inc.	1,487,038
31,062	[1]	Five Below, Inc.	3,843,301
90,548	[1,2]	Fossil, Inc.	1,535,694
70,565	[1]	Fox Factory Holding Corp.	4,186,621
130,046	[1,2]	Francesca's Holdings Corp.	114,857
104,318	[1]	G-III Apparel Group Ltd.	3,637,569
170,348	[1]	Houghton Mifflin Harcourt Co.	1,783,544
548,976		KB HOME	11,753,576
233,298	[1,2]	K12, Inc.	7,351,220
53,188		Movado Group, Inc.	1,699,357
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Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
30,420	[1]	Ollie's Bargain Outlet Holding, Inc.	$2,377,931
137,140	[1,2]	Overstock.com, Inc.	2,379,379
88,193	[2]	PetMed Express, Inc.	2,088,410
139,537	[1]	Planet Fitness, Inc.	8,081,983
35,344	[1,2]	RH	4,802,189
323,315	[1,2]	Sally Beauty Holdings, Inc.	5,567,484
282,814	[1,2]	SeaWorld Entertainment, Inc.	7,367,305
118,014		Signet Jewelers Ltd.	2,874,821
529,421	[1,2]	TRI Pointe Group, Inc.	7,120,712
51,806		Tailored Brands, Inc.	654,310
232,754	[2]	Tile Shop Hldgs., Inc.	1,766,603
164,834	[1]	Weight Watchers International, Inc.	5,274,688
47,061		Wingstop, Inc.	3,089,555
		TOTAL	120,051,719
		Consumer Staples—2.9%
32,778		Cal-Maine Foods, Inc.	1,382,576
91,414	[1,2]	Chef's Warehouse, Inc.	2,936,218
289,347	[1,2]	elf Beauty, Inc.	2,430,515
112,268	[1,2]	Freshpet, Inc.	4,038,280
63,308	[1]	Hostess Brands, Inc.	727,409
13,692		Lancaster Colony Corp.	2,177,986
11,648		Medifast, Inc.	1,482,091
12,035	[1]	The Boston Beer Co., Inc., Class A	2,998,641
49,090	[1]	USANA Health Sciences, Inc.	5,748,439
50,347		Universal Corp.	2,905,022
		TOTAL	26,827,177
		Energy—4.1%
116,317	[2]	Arch Coal, Inc.	10,251,017
47,111	[1]	CONSOL Energy, Inc.	1,673,854
56,619		Delek US Holdings, Inc.	1,840,684
850,893	[1,2]	Denbury Resources, Inc.	1,727,313
363,832	[1,2]	Diamond Offshore Drilling, Inc.	3,976,684
130,992	[1]	Exterran Corp.	2,274,021
118,854		Gulf Island Fabrication, Inc.	1,127,924
162,665	[1,2]	Key Energy Services, Inc.	271,651
294,187	[1,2]	Newpark Resources, Inc.	2,444,694
208,517	[1,2]	Noble Corp. PLC	688,106
146,716		Peabody Energy Corp.	5,237,761
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Shares			Value
		COMMON STOCKS—continued
		Energy—continued
56,205	[1]	Renewable Energy Group, Inc.	$1,624,324
337,940	[1]	Southwestern Energy Co.	1,476,798
654,931	[1,2]	W&T Offshore, Inc.	3,300,852
		TOTAL	37,915,683
		Financials—18.4%
36,561		1st Source Corp.	1,659,869
181,007		American Equity Investment Life Holding Co.	5,669,139
35,640		BancFirst Corp.	1,913,155
189,569	[2]	BancorpSouth Bank	5,531,624
97,313		Banner Corp.	5,307,451
40,387	[1]	Blucora, Inc.	1,191,820
183,266		CNO Financial Group, Inc.	3,276,796
178,873	[2]	Cadence BanCorporation	3,353,869
17,640		Employers Holdings, Inc.	747,407
57,924	[1,2]	Enova International, Inc.	1,335,148
56,195		Enterprise Financial Services Corp.	2,479,885
89,632	[1]	Essent Group Ltd.	3,562,872
236,210	[1,2]	Ezcorp, Inc., Class A	2,201,477
35,247		Financial Institutions, Inc.	945,325
366,771	[2]	First BanCorp	3,906,111
154,642		First Bancorp, Inc.	5,686,186
46,068		First Busey Corp.	1,140,644
170,742		First Defiance Financial Corp.	4,811,510
48,448		First Guaranty Bancshares, Inc.	1,052,775
105,545	[2]	First Merchants Corp.	3,866,113
124,151	[1]	First NBC Bank Holding Co.	1,763
510,292	[2]	Fulton Financial Corp.	8,190,187
155,320	[1]	Green Dot Corp.	11,496,786
112,007		Hancock Whitney Corp.	4,601,248
89,702		Hometrust Bancshares, Inc.	2,421,954
107,270		Iberiabank Corp.	7,926,180
682,103		Investors Bancorp, Inc.	8,280,731
550,015	[1]	MGIC Investment Corp.	6,864,187
156,105		Meridian Bancorp, Inc.	2,471,923
156,974		National Bank Holdings Corp.	5,016,889
402,373		National General Holdings Corp.	9,717,308
198,424		New York Mortgage Trust, Inc.	1,246,103
19,683	[1]	Nicolet Bankshares, Inc.	1,076,463
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
169,690		OceanFirst Financial Corp.	$4,074,257
88,184		Old National Bancorp	1,423,290
118,289		Peapack-Gladstone Financial Corp.	3,157,133
112,685		QCR Holdings, Inc.	3,860,588
174,362		Radian Group, Inc.	3,354,725
21,857		Republic Bancorp, Inc.	911,218
58,995	[2]	Simmons 1st National Corp., Class A	1,459,536
77,504		TowneBank	2,012,004
25,806		TriCo Bancshares	973,402
60,176		Universal Insurance Holdings, Inc.	2,269,839
268,161	[2]	Valley National Bancorp	2,711,108
56,326		WSFS Financial Corp.	2,375,267
132,707	[2]	Waddell & Reed Financial, Inc., Class A	2,271,944
36,619		Washington Federal, Inc.	1,065,247
227,145		Waterstone Financial, Inc.	3,566,177
108,805		Western New England Bancorp, Inc.	1,006,446
47,820		Wintrust Financial Corp.	3,401,915
		TOTAL	168,844,994
		Health Care—16.1%
130,039	[1,2]	AMAG Pharmaceutical, Inc.	2,128,738
50,161	[1]	Acorda Therapeutics, Inc.	834,177
66,205	[1,3]	Adeptus Health, Inc., Class A	0
614,795	[1,2]	Akorn, Inc.	2,311,629
84,122	[1]	Amedisys, Inc.	11,033,442
72,793	[1]	American Renal Associates Holdings, Inc.	882,251
61,063	[1]	Array BioPharma, Inc.	1,140,046
361,657	[1]	Assertio Therapeutics, Inc.	1,612,990
86,792	[1,2]	AtriCure, Inc.	2,686,212
46,390	[1]	Audentes Therapeutics, Inc.	1,150,472
193,374	[1,2]	BioCryst Pharmaceuticals, Inc.	1,678,486
54,762	[1]	BioTelemetry, Inc.	3,933,007
121,020	[1]	CareDx, Inc.	3,392,191
128,078	[1]	Dicerna Pharmaceuticals, Inc.	1,320,484
17,318	[1,2]	Enanta Pharmaceuticals, Inc.	1,375,569
436,615	[1]	Endo International PLC	4,256,996
167,056	[1]	Fate Therapeutics, Inc.	2,529,228
135,198	[1]	Genomic Health, Inc.	10,249,360
53,617	[1]	Globus Medical, Inc.	2,415,446
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
339,618	[1,2]	HMS Holdings Corp.	$10,185,144
37,322	[1]	Haemonetics Corp.	3,691,519
260,053	[1]	Halozyme Therapeutics, Inc.	4,207,658
63,723	[1]	Horizon Pharma PLC	1,369,407
28,438	[1]	Integer Holdings Corp.	2,303,194
31,372	[1,2]	Intercept Group, Inc.	3,785,973
150,389	[1,2]	Karyopharm Therapeutics, Inc.	1,273,795
202,860	[1]	Mallinckrodt PLC	4,434,520
118,672	[1,2]	Medpace Holdings, Inc.	7,642,477
39,892	[1]	Merit Medical Systems, Inc.	2,255,095
64,227	[1]	Mirati Therapeutics, Inc.	4,244,120
44,721	[1]	Molina Healthcare, Inc.	5,946,999
113,879	[1]	NuVasive, Inc.	5,709,893
65,550	[1]	Orthofix Medical, Inc.	3,546,910
112,279	[1]	Pacira Pharmaceuticals, Inc.	4,567,510
246,827	[1]	Ra Pharmaceuticals, Inc.	5,067,358
106,671	[1]	Repligen Corp.	6,081,314
22,421	[1]	SurModics, Inc.	1,284,051
48,423	[1,2]	Tandem Diabetes Care, Inc.	2,105,432
94,488	[1]	Tenet Healthcare Corp.	2,077,791
22,210		U.S. Physical Therapy, Inc.	2,351,817
173,388	[1,2]	Vanda Pharmaceuticals, Inc.	4,704,016
123,164	[1,2]	Wright Medical Group, Inc.	3,675,214
		TOTAL	147,441,931
		Industrials—15.3%
155,374		Acco Brands Corp.	1,371,952
247,131	[1]	Advanced Disposal Services, Inc.	6,227,701
16,851	[1,2]	Aerovironment, Inc.	1,308,649
47,301		Altra Holdings, Inc.	1,447,884
146,796	[1]	Atkore International Group, Inc.	3,404,199
208,195	[1]	CECO Environmental Corp.	1,432,382
60,365	[1]	Casella Waste Systems, Inc.	1,818,194
52,999	[1]	Chart Industries, Inc.	3,959,025
22,902	[1]	Cimpress NV	1,904,759
120,879		Comfort Systems USA, Inc.	5,798,566
245,061	[1]	Continental Building Products, Inc.	6,454,907
79,917		Deluxe Corp.	3,753,701
206,340	[1]	Echo Global Logistics, Inc.	4,902,638
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
65,069	[1]	FTI Consulting, Inc.	$4,445,514
128,399	[1]	Generac Holdings, Inc.	6,796,159
158,626	[1]	Harsco Corp.	3,378,734
115,307		Heidrick & Struggles International, Inc.	3,810,896
62,268	[1]	Hub Group, Inc.	2,771,549
79,039		Hurco Co., Inc.	3,031,146
57,600		Insperity, Inc.	6,144,768
176,441	[1]	JELD-WEN Holding, Inc.	3,147,707
80,456	[2]	Kaman Corp., Class A	4,756,559
94,814		Korn Ferry	4,323,518
136,175	[1]	Masonite International Corp.	7,789,210
153,871	[2]	Maxar Technologies, Inc.	864,755
209,825		Miller Herman, Inc.	7,182,310
65,497		Quad Graphics, Inc.	884,864
230,263	[2]	REV Group, Inc.	1,913,486
195,908	[1]	Rexnord Corp.	5,122,994
92,288		Rush Enterprises, Inc.	3,530,016
132,287	[1]	SPX Flow, Inc.	4,335,045
31,768	[1]	Spirit Airlines, Inc.	1,868,594
269,451		Steelcase, Inc., Class A	4,445,941
169,150	[1]	Titan Machinery, Inc.	3,169,871
30,692		Unifirst Corp.	4,248,694
118,160		Universal Truckload Services, Inc.	2,408,101
39,898	[1]	Veritiv Corp.	1,362,517
161,365	[2]	Werner Enterprises, Inc.	5,312,136
		TOTAL	140,829,641
		Information Technology—15.6%
135,727	[2]	AVX Corp.	2,409,154
79,296	[1,2]	Advanced Energy Industries, Inc.	4,067,092
20,321	[1]	Alteryx, Inc.	1,445,839
38,449	[2]	Belden, Inc.	2,061,251
114,689	[1,2]	Benefitfocus, Inc.	6,416,850
55,800	[1]	CACI International, Inc., Class A	9,328,644
107,405	[1]	Ciena Corp.	4,091,056
35,151		Cabot Microelectronics Corp.	3,581,535
50,839	[1]	Cirrus Logic, Inc.	1,888,669
73,449	[1]	Commvault Systems, Inc.	4,852,775
194,832	[1]	Cornerstone OnDemand, Inc.	11,171,667
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
8,932	[1]	Coupa Software, Inc.	$776,727
51,277	[1]	Cray, Inc.	1,125,017
320,302	[1]	Diodes, Inc.	10,771,756
143,019	[1]	Everi Holdings, Inc.	951,076
17,739	[1]	Fabrinet	1,008,285
95,499	[1]	Five9, Inc.	4,882,864
53,610	[1,2]	HubSpot, Inc.	8,486,999
272,742	[1,2]	Infinera Corp.	1,200,065
75,652	[1]	Insight Enterprises, Inc.	3,473,940
60,049	[2]	j2 Global, Inc.	4,513,283
57,846	[1]	Kimball Electronics, Inc.	935,370
33,081		MKS Instruments, Inc.	2,700,402
14,933		Maximus, Inc.	1,047,251
76,012	[1,2]	Netgear, Inc.	3,010,835
92,923	[1,2]	NetScout Systems, Inc.	2,409,493
78,167	[1]	Plexus Corp.	4,386,732
68,815	[1]	Qualys, Inc.	5,954,562
111,256	[1]	SPS Commerce, Inc.	9,863,957
52,577	[1,2]	SailPoint Technologies Holding	1,501,073
246,942	[1,2]	Stratasys, Inc.	6,304,429
10,998	[1]	Tech Data Corp.	1,051,739
185,807	[1,2]	Unisys Corp.	2,430,356
19,153	[1]	Verint Systems, Inc.	926,431
281,639		Vishay Intertechnology, Inc.	5,491,961
165,669	[1,2]	Workiva, Inc.	6,941,531
		TOTAL	143,460,666
		Materials—4.4%
73,890	[1,2]	Allegheny Technologies, Inc.	2,023,847
135,784		Boise Cascade Co.	3,729,986
131,806		Carpenter Technology Corp.	6,229,152
157,170		Commercial Metals Corp.	2,742,617
348,018		Gold Resource Corp.	1,562,601
25,897		Kaiser Aluminum Corp.	2,599,282
201,231	[1]	Kraton Corp.	5,674,714
87,515		Myers Industries, Inc.	1,422,994
121,607		Schnitzer Steel Industries, Inc., Class A	2,942,889
336,077	[1,2]	Summit Materials, Inc.	5,128,535
83,416		Trinseo SA	4,091,555
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
28,208	[1]	UFP Technologies, Inc.	$930,864
61,218	[1]	Verso Corp.	1,510,248
		TOTAL	40,589,284
		Utilities—3.5%
620,207		Clearway Energy, Inc., Class A	9,117,043
264,161		PNM Resources, Inc.	11,250,617
100,929		Portland General Electric Co.	4,876,889
81,635	[2]	Southwest Gas Holdings, Inc.	6,393,653
		TOTAL	31,638,202
		TOTAL COMMON STOCKS (IDENTIFIED COST $922,608,293)	895,641,369
		INVESTMENT COMPANIES—16.0%
47,349,924		Federated Government Obligations Fund, Premier Shares, 2.30%[4]	47,349,924
99,884,638		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[4]	99,904,615
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $147,255,481)	147,254,539
		TOTAL INVESTMENT IN SECURITIES—113.5% (IDENTIFIED COST $1,069,863,774)[5]	1,042,895,908
		OTHER ASSETS AND LIABILITIES - NET—(13.5)%[6]	(124,041,465)
		TOTAL NET ASSETS—100%	$918,854,443
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total Affiliated Transactions
Balance of Shares Held 7/31/2018	43,276,939	89,106,925	132,383,864
Purchases/Additions	114,160,320	410,042,252	524,202,572
Sales/Reductions	(110,087,335)	(399,264,539)	(509,351,874)
Balance of Shares Held 1/31/2019	47,349,924	99,884,638	147,234,562
Value	$47,349,924	$99,904,615	$147,254,539
Change in Unrealized Appreciation/Depreciation	N/A	$(7,551)	$(7,551)
Net Realized Gain/(Loss)	N/A	$1,962	$1,962
Dividend Income	$330,956	$980,886	$1,311,842
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Semi-Annual Shareholder Report
10

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$850,198,220	$—	$0	$850,198,220
International	45,443,149	—	—	45,443,149
Investment Companies	147,254,539	—	—	147,254,539
TOTAL SECURITIES	$1,042,895,908	$—	$0	$1,042,895,908
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.19	$18.69	$15.08	$15.66	$15.07	$13.70
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.01)	(0.02)	0.03	(0.05)	(0.12)
Net realized and unrealized gain (loss)	(2.35)	3.38	3.78	1.02	1.57	1.49
TOTAL FROM INVESTMENT OPERATIONS	(2.35)	3.37	3.76	1.05	1.52	1.37
Less Distributions:
Distributions from net investment income	—	—	—	—	—	—
Distributions from net realized gain	(0.63)	(0.87)	(0.15)	(1.63)	(0.93)	—
TOTAL DISTRIBUTIONS	(0.63)	(0.87)	(0.15)	(1.63)	(0.93)	—
Net Asset Value, End of Period	$18.21	$21.19	$18.69	$15.08	$15.66	$15.07
Total Return[3]	(10.92)%	18.49%	24.97%	7.90%	10.22%	10.00%
Ratios to Average Net Assets:
Net expenses	1.13%[4]	1.14%	1.14%	1.13%	1.48%	1.70%
Net investment income (loss)	(0.02)%[4]	(0.06)%	(0.13)%	0.19%	(0.35)%	(0.77)%
Expense waiver/reimbursement[5]	0.23%[4]	0.37%	0.55%	1.10%	0.76%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,022	$74,396	$37,031	$13,035	$7,160	$5,346
Portfolio turnover	81%	88%	91%	189%	166%	174%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.84	$16.83	$13.70	$14.48	$14.10	$12.91
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.14)	(0.14)	(0.07)	(0.16)	(0.21)
Net realized and unrealized gain (loss)	(2.08)	3.02	3.42	0.92	1.47	1.40
TOTAL FROM INVESTMENT OPERATIONS	(2.15)	2.88	3.28	0.85	1.31	1.19
Less Distributions:
Distributions from net investment income	—	—	—	—	—	—
Distributions from net realized gain	(0.63)	(0.87)	(0.15)	(1.63)	(0.93)	—
TOTAL DISTRIBUTIONS	(0.63)	(0.87)	(0.15)	(1.63)	(0.93)	—
Net Asset Value, End of Period	$16.06	$18.84	$16.83	$13.70	$14.48	$14.10
Total Return[2]	(11.22)%	17.60%	23.98%	7.12%	9.41%	9.22%
Ratios to Average Net Assets:
Net expenses	1.88%[3]	1.89%	1.89%	1.88%	2.28%	2.45%
Net investment income (loss)	(0.77)%[3]	(0.81)%	(0.89)%	(0.56)%	(1.11)%	(1.50)%
Expense waiver/reimbursement[4]	0.26%[3]	0.38%	0.57%	1.11%	0.72%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,168	$30,072	$15,223	$3,422	$3,031	$3,338
Portfolio turnover	81%	88%	91%	189%	166%	174%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.94	$19.30	$15.54	$16.04	$15.38	$13.94
Income From Investment Operations:
Net investment income (loss)[1]	0.02	0.03	0.02	0.06	(0.02)	(0.08)
Net realized and unrealized gain (loss)	(2.43)	3.50	3.90	1.07	1.61	1.52
TOTAL FROM INVESTMENT OPERATIONS	(2.41)	3.53	3.92	1.13	1.59	1.44
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	—	—	—	—
Distributions from net realized gain	(0.63)	(0.87)	(0.16)	(1.63)	(0.93)	—
TOTAL DISTRIBUTIONS	(0.65)	(0.89)	(0.16)	(1.63)	(0.93)	—
Net Asset Value, End of Period	$18.88	$21.94	$19.30	$15.54	$16.04	$15.38
Total Return[2]	(10.80)%	18.78%	25.24%	8.24%	10.48%	10.33%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.89%	0.89%	0.88%	1.26%	1.45%
Net investment income (loss)	0.22%[3]	0.13%	0.10%	0.43%	(0.11)%	(0.51)%
Expense waiver/reimbursement[4]	0.21%[3]	0.34%	0.53%	1.11%	0.74%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$789,445	$708,805	$179,219	$24,529	$20,504	$21,486
Portfolio turnover	81%	88%	91%	189%	166%	174%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,		Period Ended 7/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$21.94	$19.30	$15.54	$13.88
Income From Investment Operations:
Net investment income (loss)[2]	0.02	0.02	0.01	(0.01)
Net realized and unrealized gain (loss)	(2.43)	3.51	3.91	1.67
TOTAL FROM INVESTMENT OPERATIONS	(2.41)	3.53	3.92	1.66
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	—	—
Distributions from net realized gain	(0.63)	(0.87)	(0.16)	—
TOTAL DISTRIBUTIONS	(0.65)	(0.89)	(0.16)	—
Net Asset Value, End of Period	$18.88	$21.94	$19.30	$15.54
Total Return[3]	(10.80)%	18.78%	25.24%	11.96%
Ratios to Average Net Assets:
Net expenses	0.87%[4]	0.88%	0.88%	0.87%[4]
Net investment income (loss)	0.21%[4]	0.08%	0.04%	(0.04)%[4]
Expense waiver/reimbursement[5]	0.13%[4]	0.26%	0.41%	0.97%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,220	$13,374	$1,017	$0[6]
Portfolio turnover	81%	88%	91%	189%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $121,471,005 of securities loaned and including $147,254,539 of investment in affiliated holdings (identified cost $1,069,863,774)		$1,042,895,908
Cash		220,844
Income receivable		268,812
Income receivable from affiliated holdings		102,694
Receivable for investments sold		3,591,314
Receivable for shares sold		4,783,306
TOTAL ASSETS		1,051,862,878
Liabilities:
Payable for investments purchased	$7,213,143
Payable for shares redeemed	1,330,028
Payable for collateral due to broker for securities lending	124,269,924
Payable for investment adviser fee (Note 5)	17,935
Payable for administrative fees (Note 5)	1,986
Payable for Directors'/Trustees' fees (Note 5)	1,476
Payable for distribution services fee (Note 5)	18,192
Payable for other service fees (Notes 2 and 5)	40,629
Accrued expenses (Note 5)	115,122
TOTAL LIABILITIES		133,008,435
Net assets for 49,085,981 shares outstanding		$918,854,443
Net Assets Consist of:
Paid-in capital		$967,230,827
Total distributable earnings (loss)		(48,376,384)
TOTAL NET ASSETS		$918,854,443
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($70,021,531 ÷ 3,845,543 shares outstanding), no par value, unlimited shares authorized	$18.21
Offering price per share (100/94.50 of $18.21)	$19.27
Redemption proceeds per share	$18.21
Class C Shares:
Net asset value per share ($30,167,632 ÷ 1,878,618 shares outstanding), no par value, unlimited shares authorized	$16.06
Offering price per share	$16.06
Redemption proceeds per share (99.00/100 of $16.06)	$15.90
Institutional Shares:
Net asset value per share ($789,444,798 ÷ 41,814,388 shares outstanding), no par value, unlimited shares authorized	$18.88
Offering price per share	$18.88
Redemption proceeds per share	$18.88
Class R6 Shares:
Net asset value per share ($29,220,482 ÷ 1,547,432 shares outstanding), no par value, unlimited shares authorized	$18.88
Offering price per share	$18.88
Redemption proceeds per share	$18.88
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Dividends (including $289,221 received from an affiliated holding* and net of foreign taxes withheld of $1,016)			$4,763,641
Net income on securities loaned (includes $1,022,621 received from affiliated holdings related to cash collateral balances*)			134,455
TOTAL INCOME			4,898,096
Expenses:
Investment adviser fee (Note 5)		$3,765,289
Administrative fee (Note 5)		355,179
Custodian fees		38,441
Transfer agent fee (Note 2)		472,587
Directors'/Trustees' fees (Note 5)		4,032
Auditing fees		13,628
Legal fees		6,152
Portfolio accounting fees		78,377
Distribution services fee (Note 5)		118,210
Other service fees (Notes 2 and 5)		129,425
Share registration costs		84,466
Printing and postage		28,296
Miscellaneous (Note 5)		15,316
TOTAL EXPENSES		5,109,398
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(560,165)
Reimbursement of other operating expenses (Notes 2 and 5)	(382,549)
TOTAL WAIVER AND REIMBURSEMENTS		(942,714)
Net expenses			4,166,684
Net investment income			731,412
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $1,962 on sales of investments in an affiliated holding*)			(5,883,398)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(7,551) on investments in an affiliated holding*)			(98,576,711)
Net realized and unrealized gain (loss) on investments			(104,460,109)
Change in net assets resulting from operations			$(103,728,697)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$731,412	$291,818
Net realized gain (loss)	(5,883,398)	18,755,103
Net change in unrealized appreciation/depreciation	(98,576,711)	57,705,393
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(103,728,697)	76,752,314
Distributions to Shareholders (Note 2):
Class A Shares	(2,316,631)	(2,298,928)
Class C Shares	(1,156,337)	(898,230)
Institutional Shares	(24,309,562)	(12,144,064)
Class R6 Shares	(927,672)	(189,298)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,710,202)	(15,530,520)
Share Transactions:
Proceeds from sale of shares	443,548,211	637,054,717
Net asset value of shares issued to shareholders in payment of distributions declared	26,997,492	15,027,304
Cost of shares redeemed	(245,899,486)	(119,146,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	224,646,217	532,935,602
Change in net assets	92,207,318	594,157,396
Net Assets:
Beginning of period	826,647,125	232,489,729
End of period	$918,854,443	$826,647,125
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $942,714 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$46,191	$(38,692)
Class C Shares	24,973	(21,417)
Institutional Shares	400,078	(322,440)
Class R6 Shares	1,345	—
TOTAL	$472,587	$(382,549)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Institutional Shares	$287,325
Class R6 Shares	4,493
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Net realized gain
Class A Shares	$2,298,928
Class C Shares	898,230
Institutional Shares	11,856,739
Class R6 Shares	184,805
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$90,346
Class C Shares	39,079
TOTAL	$129,425
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that
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can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$121,471,005	$124,274,129
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,023,655	$20,242,715	2,701,057	$54,055,165
Shares issued to shareholders in payment of distributions declared	130,070	2,238,511	114,322	2,215,556
Shares redeemed	(819,731)	(15,954,345)	(1,285,487)	(26,118,919)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	333,994	$6,526,881	1,529,892	$30,151,802
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	614,326	$11,143,331	895,916	$16,153,794
Shares issued to shareholders in payment of distributions declared	69,153	1,050,441	51,304	888,075
Shares redeemed	(400,833)	(6,791,475)	(255,648)	(4,525,472)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	282,646	$5,402,297	691,572	$12,516,397

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,710,369	$388,238,628	26,620,440	$553,678,973
Shares issued to shareholders in payment of distributions declared	1,278,403	22,792,305	584,818	11,734,158
Shares redeemed	(11,482,218)	(219,097,532)	(4,184,409)	(86,776,222)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,506,554	$191,933,401	23,020,849	$478,636,909

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,093,070	$23,923,537	631,723	$13,166,785
Shares issued to shareholders in payment of distributions declared	51,362	916,235	9,445	189,515
Shares redeemed	(206,497)	(4,056,134)	(84,376)	(1,725,806)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	937,935	$20,783,638	556,792	$11,630,494
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	11,061,129	$224,646,217	25,799,105	$532,935,602
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $1,069,863,774. The net unrealized depreciation of investments for federal tax purposes was $26,967,866. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $60,083,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,051,746.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.99% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended
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January 31, 2019, the Adviser voluntarily waived $553,317 of its fee and voluntarily reimbursed $382,549 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2019, the Adviser reimbursed $6,848.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$118,210
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2019, FSC retained $45,133 of fees paid by the Fund. For the six months ended January 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $482 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2019, FSC retained $10,357 in sales charges from the sale of Class A Shares. FSC also retained $1,136 and $3,681 of CDSC relating to redemptions of Class A Shares and C Shares, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2019, were as follows:
Purchases	$908,030,557
Sales	$715,542,903
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$890.80	$5.39
Class C Shares	$1,000	$887.80	$8.95
Institutional Shares	$1,000	$892.00	$4.20
Class R6 Shares	$1,000	$892.00	$4.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.75
Class C Shares	$1,000	$1,015.70	$9.55
Institutional Shares	$1,000	$1,020.80	$4.48
Class R6 Shares	$1,000	$1,020.80	$4.43
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.88%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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30

Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report
31

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report
32

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
Semi-Annual Shareholder Report
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 16 basis points in the contractual advisory fee. In 2018, the Board approved an additional reduction of 14 basis points in the contractual advisory fee. These changes were intended to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report
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The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Semi-Annual Shareholder Report
37

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX
R6 | QLSGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated MDT Small Cap Growth Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2018 through January 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At January 31, 2019, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	25.3%
Information Technology	17.5%
Industrials	18.3%
Consumer Discretionary	15.6%
Financials	8.0%
Communication Services	4.4%
Materials	4.3%
Consumer Staples	3.1%
Energy	1.1%
Securities Lending Collateral[2]	13.0%
Cash Equivalents[3]	2.3%
Other Assets and Liabilities—Net[4]	(12.9)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—4.4%
72,769	[1,2]	Care.com, Inc.	$1,729,719
74,799	[1]	Imax Corp.	1,553,575
66,150		Nexstar Media Group, Inc., Class A	5,521,541
187,097		Shenandoah Telecommunications Co.	8,911,430
89,196	[2]	Sinclair Broadcast Group, Inc.	2,748,129
638,043	[1]	Vonage Holdings Corp.	5,812,572
17,430	[2]	World Wrestling Entertainment, Inc.	1,435,186
88,488	[1]	Yelp, Inc.	3,222,733
		TOTAL	30,934,885
		Consumer Discretionary—15.6%
252,678		American Eagle Outfitters, Inc.	5,336,559
122,497		BJ's Restaurants, Inc.	6,104,026
22,316	[2]	Brinker International, Inc.	904,244
381,360		Callaway Golf Co.	6,212,354
52,621	[1]	Chegg, Inc.	1,853,312
262,979	[2]	Chicos Fas, Inc.	1,525,278
7,131		Churchill Downs, Inc.	655,909
139,872	[1,2]	Conn's, Inc.	2,928,920
7,051	[1]	Cooper-Standard Holding, Inc.	539,119
158,228	[1]	Crocs, Inc.	4,544,308
195,934		Dana, Inc.	3,452,357
6,126	[1]	Deckers Outdoor Corp.	786,885
29,144		Dine Brands Global, Inc.	2,222,813
97,914	[1,2]	Eldorado Resorts, Inc.	4,564,751
58,152	[1]	Etsy, Inc.	3,178,007
38,494	[1]	Five Below, Inc.	4,762,863
102,482	[1]	Fox Factory Holding Corp.	6,080,257
50,086		La-Z-Boy, Inc.	1,483,547
251,424	[1,2]	Lumber Liquidators, Inc.	3,022,117
109,305		M.D.C. Holdings, Inc.	3,599,414
58,726	[1]	Ollie's Bargain Outlet Holding, Inc.	4,590,611
190,880	[1,2]	Overstock.com, Inc.	3,311,768
30,589	[1]	Penn National Gaming, Inc.	741,477
163,524	[1]	Planet Fitness, Inc.	9,471,310
38,862	[1,2]	RH	5,280,180
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
220,731	[1,2]	SeaWorld Entertainment, Inc.	$5,750,043
29,529	[1]	Shutterstock, Inc.	1,181,455
34,698	[1,2]	Sothebys Holdings, Inc., Class A	1,401,452
81,028		Tailored Brands, Inc.	1,023,384
86,250	[1]	Taylor Morrison Home Corporation, Class A	1,630,125
209,551	[1]	Weight Watchers International, Inc.	6,705,632
46,143	[2]	Wingstop, Inc.	3,029,288
43,305		Winnebago Industries, Inc.	1,238,523
		TOTAL	109,112,288
		Consumer Staples—3.1%
14,342		Cal-Maine Foods, Inc.	604,945
68,532	[1]	Chefs Warehouse, Inc.	2,201,248
301,688	[1,2]	elf Beauty, Inc.	2,534,179
107,868	[1,2]	Freshpet, Inc.	3,880,012
15,316		Lancaster Colony Corp.	2,436,316
13,340		Medifast, Inc.	1,697,382
10,386	[1]	The Boston Beer Co., Inc., Class A	2,587,776
49,001	[1]	USANA Health Sciences, Inc.	5,738,017
		TOTAL	21,679,875
		Energy—1.1%
47,322	[1]	CONSOL Energy, Inc.	1,681,351
56,199	[1]	Carrizo Oil & Gas, Inc.	690,124
80,977		Delek US Holdings, Inc.	2,632,562
738,449	[1,2]	Denbury Resources, Inc.	1,499,051
75,531	[1,2]	Par Pacific Holdings, Inc.	1,228,134
		TOTAL	7,731,222
		Financials—8.0%
44,808	[1,2]	Allegiance Bancshares, Inc.	1,609,503
28,637	[1]	Blucora, Inc.	845,078
29,101	[1]	Eagle Bancorp, Inc.	1,597,063
92,663	[1]	Enova International, Inc.	2,135,882
97,164	[1]	Essent Group Ltd.	3,862,269
52,943		FB Financial Corp.	1,751,354
52,602	[2]	First Financial Bankshares, Inc.	3,213,982
147,948	[1]	Green Dot Corp.	10,951,111
44,292		Guaranty Bancshares, Inc.	1,328,760
3,073		Hingham Institution for Savings	568,198
34,752		Kemper Corp.	2,612,655
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
156,858	[1]	NMI Holdings, Inc.	$3,450,876
102,498		National Bank Holdings Corp.	3,275,836
459,308		National General Holdings Corp.	11,092,288
92,909		The Bank of NT Butterfield & Son Ltd.	3,256,461
56,923	[1]	Triumph Bancorp, Inc.	1,733,875
78,879		Universal Insurance Holdings, Inc.	2,975,316
		TOTAL	56,260,507
		Health Care—25.3%
51,904	[1,3]	Adeptus Health, Inc.	0
17,191	[1,2]	Acceleron Pharma, Inc.	728,898
74,689	[1]	Amedisys, Inc.	9,796,209
81,786	[1]	American Renal Associates Holdings, Inc.	991,246
38,633	[1]	Arena Pharmaceuticals, Inc.	1,775,959
169,191	[1]	Array BioPharma, Inc.	3,158,796
170,895	[1,2]	Assertio Therapeutics, Inc.	762,192
107,758	[1,2]	AtriCure, Inc.	3,335,110
92,743	[1]	Audentes Therapeutics, Inc.	2,300,026
241,017	[1,2]	BioCryst Pharmaceuticals, Inc.	2,092,028
45,418	[1,2]	Biohaven Pharmaceutical Holding Co. Ltd.	1,729,972
94,761	[1]	BioTelemetry, Inc.	6,805,735
31,344	[1,2]	Cardiovascular Systems, Inc.	975,739
147,820	[1]	CareDx, Inc.	4,143,395
65,761	[1]	ChemoCentryx, Inc.	804,915
29,027	[1,2]	Codexis, Inc.	546,288
203,169	[1]	Dicerna Pharmaceuticals, Inc.	2,094,672
75,012	[1]	Eagle Pharmaceuticals, Inc.	3,170,007
80,908	[1]	Emergent BioSolutions, Inc.	5,047,850
21,528	[1,2]	Enanta Pharmaceuticals, Inc.	1,709,969
290,606	[1]	Fate Therapeutics, Inc.	4,399,775
148,009	[1]	Genomic Health, Inc.	11,220,562
10,177	[1]	Glaukos Corp.	649,191
59,806	[1]	Globus Medical, Inc.	2,694,260
256,416	[1,2]	HMS Holdings Corp.	7,689,916
46,145	[1]	Haemonetics Corp.	4,564,202
463,461	[1]	Halozyme Therapeutics, Inc.	7,498,799
56,239	[1]	HealthEquity, Inc.	3,505,939
195,191	[1]	Horizon Pharma PLC	4,194,655
104,600	[1]	Innoviva, Inc.	1,788,660
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
105,732	[1]	Inovio Pharmaceuticals, Inc.	$529,717
40,334	[1]	Integer Holdings Corp.	3,266,651
58,186	[1,2]	Intercept Group, Inc.	7,021,886
141,683	[1,2]	Karyopharm Therapeutics, Inc.	1,200,055
111,617	[1,2]	Medpace Holdings, Inc.	7,188,135
51,994	[1]	Merit Medical Systems, Inc.	2,939,221
56,019	[1]	Mirati Therapeutics, Inc.	3,701,735
15,171	[1]	Molina Healthcare, Inc.	2,017,440
27,773	[1]	Myokardia, Inc.	1,149,247
68,941	[1]	Myriad Genetics, Inc.	1,943,447
21,326	[1]	Novocure Ltd.	1,044,974
132,463	[1]	NuVasive, Inc.	6,641,695
69,293	[1]	Orthofix Medical, Inc.	3,749,444
122,507	[1]	Pacira Pharmaceuticals, Inc.	4,983,585
123,719	[1]	Repligen Corp.	7,053,220
42,674	[1]	SurModics, Inc.	2,443,940
66,932	[1]	Tandem Diabetes Care, Inc.	2,910,203
134,536	[1]	Tenet Healthcare Corp.	2,958,447
33,209	[1]	Theravance Biopharma, Inc.	865,094
16,942	[1,2]	Ultragenyx Pharmaceutical, Inc.	835,579
281,730	[1,2]	Vanda Pharmaceuticals, Inc.	7,643,335
169,246	[1,2]	Wright Medical Group, Inc.	5,050,301
		TOTAL	177,312,316
		Industrials—18.3%
230,181	[1]	Advanced Disposal Services, Inc.	5,800,561
161,546		Advanced Drainage System, Inc.	4,119,423
35,666	[1,2]	Aerovironment, Inc.	2,769,821
31,873		Albany International Corp., Class A	2,188,400
122,818		Altra Holdings, Inc.	3,759,459
66,093	[2]	Astec Industries, Inc.	2,446,763
143,672	[1]	Atkore International Group, Inc.	3,331,754
53,815	[1]	Chart Industries, Inc.	4,019,980
26,396	[1]	Cimpress NV	2,195,355
121,449		Comfort Systems USA, Inc.	5,825,908
83,146	[1]	Commercial Vehicle Group, Inc.	621,101
216,708	[1]	Continental Building Products, Inc.	5,708,089
17,277	[1]	DXP Enterprises, Inc.	568,586
53,059		Deluxe Corp.	2,492,181
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
156,588	[1]	Echo Global Logistics, Inc.	$3,720,531
106,382	[1]	Evoqua Water Technologies Corp.	1,149,989
49,233		Exponent, Inc.	2,459,681
129,658	[1]	Generac Holdings, Inc.	6,862,798
159,142	[1]	Harsco Corp.	3,389,725
120,633		Heidrick & Struggles International, Inc.	3,986,921
95,864	[1]	Hub Group, Inc.	4,266,907
54,076		Insperity, Inc.	5,768,828
166,906	[1]	JELD-WEN Holding, Inc.	2,977,603
15,670		John Bean Technologies Corp.	1,244,825
47,116		KForce Com, Inc.	1,545,876
103,852		Kaman Corp., Class A	6,139,730
27,700		Kennametal, Inc.	1,040,966
126,277		Korn Ferry	5,758,231
110,613	[1]	Masonite International Corp.	6,327,064
160,802		Miller Herman, Inc.	5,504,252
187,199	[1]	NCI Building System, Inc.	1,527,544
37,196		Quad Graphics, Inc.	502,518
79,047		Rush Enterprises, Inc.	3,023,548
34,831	[1]	Saia, Inc.	2,088,815
33,911		Schneider National, Inc.	720,270
69,251	[2]	Universal Forest Products, Inc.	2,134,316
121,174		Universal Logistics Holdings, Inc.	2,469,526
164,276	[2]	Werner Enterprises, Inc.	5,407,966
23,411		Woodward, Inc.	2,126,889
		TOTAL	127,992,700
		Information Technology—17.5%
108,280	[1,2]	Advanced Energy Industries, Inc.	5,553,681
54,724	[1,2]	Alteryx, Inc.	3,893,613
116,204	[1,2]	Benefitfocus, Inc.	6,501,614
76,588		CSG Systems International, Inc.	2,771,720
31,945		Cabot Microelectronics Corp.	3,254,876
111,782	[1,2]	Cardtronics, Inc.	3,025,939
66,284	[1]	Ciena Corp.	2,524,758
98,802	[1]	Commvault Systems, Inc.	6,527,848
195,290	[1]	Cornerstone OnDemand, Inc.	11,197,929
44,012	[1]	Coupa Software, Inc.	3,827,283
199,273	[1]	Endurance International Group Holdings, Inc.	1,614,111
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
20,330	[2]	Entegris, Inc.	$671,906
14,200	[1]	Everbridge, Inc.	878,412
165,989	[1]	Five9, Inc.	8,487,018
76,793	[1,2]	HubSpot, Inc.	12,157,100
39,343	[1]	Insight Enterprises, Inc.	1,806,631
80,434	[2]	j2 Global, Inc.	6,045,419
11,271		MKS Instruments, Inc.	920,052
43,428		Maximus, Inc.	3,045,606
79,441	[1]	Nanometrics, Inc.	2,430,100
25,270	[1]	Paylocity Corp.	1,794,928
62,062		Progress Software Corp.	2,248,506
60,671	[1]	Qualys, Inc.	5,249,862
29,270	[1,2]	SMART Global Holdings, Inc.	726,189
102,237	[1]	SPS Commerce, Inc.	9,064,332
49,300	[1]	SailPoint Technologies Holding	1,407,515
18,381		Science Applications International Corp.	1,234,100
20,849	[1,2]	Silicon Laboratories, Inc.	1,594,948
68,878	[1,2]	Stratasys, Inc.	1,758,455
13,839	[1,2]	Trade Desk, Inc./The	1,974,548
120,470	[1,2]	Unisys Corp.	1,575,748
156,085	[1]	Workiva, Inc.	6,539,961
		TOTAL	122,304,708
		Materials—4.3%
131,676		Boise Cascade Co.	3,617,140
43,833		Compass Minerals International, Inc.	2,290,274
292,069	[1]	Kraton Corp.	8,236,346
186,873		Kronos Worldwide, Inc.	2,461,117
180,594		Myers Industries, Inc.	2,936,459
86,100	[1,3]	Rentech, Inc.	0
352,331	[1]	Summit Materials, Inc.	5,376,571
103,646		Trinseo SA	5,083,836
		TOTAL	30,001,743
		TOTAL COMMON STOCKS (IDENTIFIED COST $676,706,693)	683,330,244
Semi-Annual Shareholder Report
8

Shares		Value
	INVESTMENT COMPANIES—15.3%
41,011,553	Federated Government Obligations Fund, Premier Shares, 2.30%[4]	$41,011,553
66,516,681	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.56%[4]	66,529,985
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $107,535,123)	107,541,538
	TOTAL INVESTMENT IN SECURITIES—112.9% (IDENTIFIED COST $784,241,816)[5]	790,871,782
	OTHER ASSETS AND LIABILITIES - NET—(12.9)%[6]	(90,545,780)
	TOTAL NET ASSETS—100%	$700,326,002
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 7/31/2018	11,851,038	20,756,726	32,607,764
Purchases/Additions	148,506,569	333,908,029	482,414,598
Sales/Reductions	(119,346,054)	(288,148,074)	(407,494,128)
Balance of Shares Held 1/31/2019	41,011,553	66,516,681	107,528,234
Value	$41,011,553	$66,529,985	$107,541,538
Change in Unrealized Appreciation/Depreciation	N/A	$2,813	$2,813
Net Realized Gain/(Loss)	N/A	$(75)	$(75)
Dividend Income	$191,341	$422,952	$614,293
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Semi-Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$642,656,106	$—	$0	$642,656,106
International	40,674,138	—	—	40,674,138
Investment Companies	107,541,538	—	—	107,541,538
TOTAL SECURITIES	$790,871,782	$—	$0	$790,871,782
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$25.67	$21.89	$17.66	$20.49	$17.39	$16.12
Income From Investment Operations:
Net investment income (loss)	(0.05)[1]	(0.11)[1]	(0.08)[1]	(0.06)[1]	(0.12)[1]	(0.18)[1]
Net realized and unrealized gain (loss)	(2.23)	5.09	4.63	0.32	3.22	1.45
TOTAL FROM INVESTMENT OPERATIONS	(2.28)	4.98	4.55	0.26	3.10	1.27
Less Distributions:
Distributions from net realized gain	(1.45)	(1.20)	(0.32)	(3.09)	—	—
Net Asset Value, End of Period	$21.94	$25.67	$21.89	$17.66	$20.49	$17.39
Total Return[2]	(8.51)%	23.50%	26.00%	2.30%	17.83%	7.88%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.14%	1.15%	1.13%	1.54%	1.75%
Net investment (loss)	(0.44)%[3]	(0.48)%	(0.39)%	(0.34)%	(0.66)%	(1.05)%
Expense waiver/reimbursement[4]	0.31%[3]	0.44%	0.70%	1.00%	0.61%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,383	$82,953	$47,681	$29,707	$32,136	$29,690
Portfolio turnover	91%	129%	118%	198%	121%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.77	$19.69	$16.03	$19.03	$16.27	$15.19
Income From Investment Operations:
Net investment income (loss)	(0.13)[1]	(0.26)[1]	(0.21)[1]	(0.17)[1]	(0.25)[1]	(0.30)[1]
Net realized and unrealized gain (loss)	(1.97)	4.54	4.19	0.26	3.01	1.38
TOTAL FROM INVESTMENT OPERATIONS	(2.10)	4.28	3.98	0.09	2.76	1.08
Less Distributions:
Distributions from net realized gain	(1.45)	(1.20)	(0.32)	(3.09)	—	—
Net Asset Value, End of Period	$19.22	$22.77	$19.69	$16.03	$19.03	$16.27
Total Return[2]	(8.80)%	22.54%	25.08%	1.51%	16.96%	7.11%
Ratios to Average Net Assets:
Net expenses	1.88%[3]	1.89%	1.90%	1.88%	2.31%	2.50%
Net investment income (loss)	(1.21)%[3]	(1.23)%	(1.15)%	(1.09)%	(1.44)%	(1.79)%
Expense waiver/reimbursement[4]	0.26%[3]	0.41%	0.66%	1.00%	0.59%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,857	$18,008	$10,007	$3,941	$3,571	$4,608
Portfolio turnover	91%	129%	118%	198%	121%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$26.71	$22.67	$18.24	$21.01	$17.79	$16.44
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.06)[1]	(0.03)[1]	(0.02)[1]	(0.08)[1]	(0.14)[1]
Net realized and unrealized gain (loss)	(2.32)	5.30	4.78	0.34	3.30	1.49
TOTAL FROM INVESTMENT OPERATIONS	(2.34)	5.24	4.75	0.32	3.22	1.35
Less Distributions:
Distributions from net realized gain	(1.45)	(1.20)	(0.32)	(3.09)	—	—
Net Asset Value, End of Period	$22.92	$26.71	$22.67	$18.24	$21.01	$17.79
Total Return[2]	(8.40)%	23.85%	26.27%	2.56%	18.10%	8.21%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.89%	0.90%	0.88%	1.30%	1.50%
Net investment (loss)	(0.19)%[3]	(0.25)%	(0.15)%	(0.09)%	(0.43)%	(0.80)%
Expense waiver/reimbursement[4]	0.25%[3]	0.41%	0.63%	0.99%	0.60%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$406,682	$364,248	$112,742	$43,337	$36,706	$37,253
Portfolio turnover	91%	129%	118%	198%	121%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,		Period Ended 7/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$26.70	$22.67	$18.24	$16.25
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	(0.06)[2]	(0.01)[2]	(0.07)[2]
Net realized and unrealized gain (loss)	(2.30)	5.29	4.76	2.06
TOTAL FROM INVESTMENT OPERATIONS	(2.33)	5.23	4.75	1.99
Less Distributions:
Distributions from net realized gain	(1.45)	(1.20)	(0.32)	—
Net Asset Value, End of Period	$22.92	$26.70	$22.67	$18.24
Total Return[3]	(8.36)%	23.81%	26.27%	12.25%
Ratios to Average Net Assets:
Net expenses	0.87%[4]	0.88%	0.88%	0.87%[4]
Net investment income (loss)	(0.21)%[4]	(0.24)%	(0.04)%	(0.41)%[4]
Expense waiver/reimbursement[5]	0.16%[4]	0.30%	0.42%	0.66%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$192,404	$89,307	$24,795	$0[6]
Portfolio turnover	91%	129%	118%	198%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $89,183,552 of securities loaned and $107,541,538 of investment in affiliated holdings (identified cost $784,241,816)		$790,871,782
Income receivable		12,079
Income receivable from affiliated holding		84,186
Receivable for investments sold		3,273,058
Receivable for shares sold		3,545,598
TOTAL ASSETS		797,786,703
Liabilities:
Payable for investments purchased	$5,678,788
Payable for shares redeemed	589,450
Payable for collateral due to broker for securities lending	91,000,553
Payable for investment adviser fee (Note 5)	13,161
Payable for administrative fees (Note 5)	1,511
Payable for Directors'/Trustees' fees (Note 5)	1,052
Payable for distribution services fee (Note 5)	15,273
Payable for other service fees (Notes 2 and 5)	46,895
Accrued expenses (Note 5)	114,018
TOTAL LIABILITIES		97,460,701
Net assets for 30,909,212 shares outstanding		$700,326,002
Net Assets Consist of:
Paid-in capital		$705,858,354
Total distributable earnings (loss)		(5,532,352)
TOTAL NET ASSETS		$700,326,002
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($76,382,864 ÷ 3,480,728 shares outstanding), no par value, unlimited shares authorized	$21.94
Offering price per share (100/94.50 of $21.94)	$23.22
Redemption proceeds per share	$21.94
Class C Shares:
Net asset value per share ($24,856,838 ÷ 1,293,566 shares outstanding), no par value, unlimited shares authorized	$19.22
Offering price per share	$19.22
Redemption proceeds per share (99.00/100 of $19.22)	$19.03
Institutional Shares:
Net asset value per share ($406,681,848 ÷ 17,740,117 shares outstanding), no par value, unlimited shares authorized	$22.92
Offering price per share	$22.92
Redemption proceeds per share	$22.92
Class R6 Shares:
Net asset value per share ($192,404,452 ÷ 8,394,801 shares outstanding), no par value, unlimited shares authorized	$22.92
Offering price per share	$22.92
Redemption proceeds per share	$22.92
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Dividends (including $233,094 received from an affiliated holding*)			$2,117,850
Net income on securities loaned (includes $381,199 received from affiliated holdings related to cash collateral balances*)			54,838
TOTAL INCOME			2,172,688
Expenses:
Investment adviser fee (Note 5)		$2,691,968
Administrative fee (Note 5)		254,192
Custodian fees		39,329
Transfer agent fee (Note 2)		348,857
Directors'/Trustees' fees (Note 5)		3,045
Auditing fees		13,628
Legal fees		6,229
Portfolio accounting fees		72,430
Distribution services fee (Note 5)		97,588
Other service fees (Notes 2 and 5)		131,726
Share registration costs		55,137
Printing and postage		32,020
Miscellaneous (Note 5)		15,696
TOTAL EXPENSES		3,761,845
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(494,518)
Reimbursement of other operating expenses (Notes 2 and 5)	(242,977)
TOTAL WAIVER AND REIMBURSEMENTS		(737,495)
Net expenses			3,024,350
Net investment income (loss)			(851,662)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(75) on sales of investments in affiliated holdings*)			(2,411,849)
Net realized gain on foreign currency transactions			1,424
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $2,813 on investments in affiliated holdings*)			(54,461,988)
Net realized and unrealized gain (loss) on investments and foreign currency transactions			(56,872,413)
Change in net assets resulting from operations			$(57,724,075)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(851,662)	$(1,167,795)
Net realized gain (loss)	(2,410,425)	32,205,200
Net change in unrealized appreciation/depreciation	(54,461,988)	41,745,166
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(57,724,075)	72,782,571
Distributions to Shareholders (Note 2):
Class A Shares	(4,694,683)	(3,459,083)
Class B Shares	—	(70,571)
Class C Shares	(1,802,871)	(676,386)
Institutional Shares	(21,193,834)	(8,159,743)
Class R6 Shares	(10,244,003)	(2,195,623)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,935,391)	(14,561,406)
Share Transactions:
Proceeds from sale of shares	382,969,476	385,727,221
Net asset value of shares issued to shareholders in payment of distributions declared	32,928,721	14,092,088
Cost of shares redeemed	(174,428,777)	(100,121,714)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	241,469,420	299,697,595
Change in net assets	145,809,954	357,918,760
Net Assets:
Beginning of period	554,516,048	196,597,288
End of period	$700,326,002	$554,516,048
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares at the close of business pursuant to a Plan of Conversion approved by the Trustees. The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents,
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fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $737,495 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$76,225	$(61,475)
Class C Shares	18,530	(13,879)
Institutional Shares	233,500	(167,623)
Class R6 Shares	20,602	—
TOTAL	$348,857	$(242,977)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from net realized gains. Accumulated net investment income (loss) at July 31, 2018, was $(4,620).
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$99,201
Class C Shares	32,525
TOTAL	$131,726
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the
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market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$89,183,552	$91,003,985
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	776,329	$18,724,790	2,037,550	$47,226,003
Shares issued to shareholders in payment of distributions declared	206,833	4,264,901	141,059	3,180,877
Shares redeemed	(733,860)	(18,075,831)	(1,125,462)	(26,908,372)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	249,302	$4,913,860	1,053,147	$23,498,508
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	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	127	$2,647
Shares issued to shareholders in payment of distributions declared	—	—	3,272	67,924
Shares redeemed	—	—	(71,006)	(1,527,679)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(67,607)	$(1,457,108)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	761,363	$17,822,199	337,143	$7,291,692
Shares issued to shareholders in payment of distributions declared	84,088	1,519,470	33,322	669,436
Shares redeemed	(342,633)	(7,230,483)	(88,072)	(1,851,406)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	502,818	$12,111,186	282,393	$6,109,722

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,560,795	$207,852,698	10,867,286	$270,992,063
Shares issued to shareholders in payment of distributions declared	906,635	19,519,847	340,659	7,978,235
Shares redeemed	(5,365,012)	(134,822,755)	(2,542,321)	(63,240,851)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,102,418	$92,549,790	8,665,624	$215,729,447

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	5,275,025	$138,569,789	2,418,806	$60,214,816
Shares issued to shareholders in payment of distributions declared	354,134	7,624,503	93,789	2,195,616
Shares redeemed	(579,154)	(14,299,708)	(261,695)	(6,593,406)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,050,005	$131,894,584	2,250,900	$55,817,026
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,904,543	$241,469,420	12,184,457	$299,697,595
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4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $784,241,816. The net unrealized appreciation of investments for federal tax purposes was $6,629,966. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,636,239 and net unrealized depreciation from investments for those securities having an excess of cost over value of $52,006,273.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.99% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2019, the Adviser voluntarily waived $489,203 of its fee and voluntarily reimbursed $242,977 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2019, the Adviser reimbursed $5,315.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$97,588
For the six months ended January 31, 2019, FSC retained $21,619 fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2019, FSC retained $8,031 in sales charges from the sale of Class A Shares. FSC retained $2,532 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2019, FSSC received $4,316 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2019, were as follows:
Purchases	$778,680,960
Sales	$580,471,252
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$914.90	$5.45
Class C Shares	$1,000	$912.00	$9.06
Institutional Shares	$1,000	$916.00	$4.25
Class R6 Shares	$1,000	$916.40	$4.20
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.50	$5.75
Class C Shares	$1,000	$1,015.70	$9.55
Institutional Shares	$1,000	$1,020.80	$4.48
Class R6 Shares	$1,000	$1,020.80	$4.43
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.88%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 16 basis points in the contractual advisory fee. In 2018, the Board approved an additional reduction of 14 basis points in the contractual advisory fee. These changes were intended to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
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The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 25, 2019